As filed with the Securities and Exchange Commission on January 4, 2016
Securities Act File No. 33-14190
Investment Company Act File No. 811-05149

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 53	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒
(Check appropriate box or boxes)

FUNDS FOR INSTITUTIONS SERIES
(Exact Name of Registrant as Specified in Charter)

60 State Street
Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (800) 225-1576

John M. Perlowski
FUNDS FOR INSTITUTIONS SERIES
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055
It is proposed that this filing will become effective (check appropriate box)
☒    Immediately upon filing pursuant to paragraph (b)
□    On (date) pursuant to paragraph (b)
□    60 days after filing pursuant to paragraph (a)(1)
□    On (date) pursuant to paragraph (a)(1)
□    75 days after filing pursuant to paragraph (a)(2)
□    On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
□    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest of BlackRock Premier Government Institutional Fund; shares of beneficial interest of BlackRock Government Institutional Fund; shares of beneficial interest of BlackRock Select Government Institutional Fund; shares of beneficial interest of FFI Government Fund; shares of beneficial interest of FFI Treasury Fund; shares of beneficial interest of FFI Institutional Tax-Exempt Fund.
Master Institutional Money Market LLC has also executed this Registration Statement

JANUARY 4, 2016
Prospectus
Funds For Institutions Series
►	BlackRock Premier Government Institutional Fund
MLPXX
►	BlackRock Government Institutional Fund
MLIXX
►	BlackRock Select Government Institutional Fund
MLSXX
►	FFI Government Fund
MLGXX
►	FFI Treasury Fund
MLTXX
►	FFI Institutional Tax-Exempt Fund
MLEXX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About BlackRock Premier Government Institutional Fund	3
	Key Facts About BlackRock Government Institutional Fund	7
	Key Facts About BlackRock Select Government Institutional Fund	11
	Key Facts About FFI Government Fund	15
	Key Facts About FFI Treasury Fund	19
	Key Facts About FFI Institutional Tax-Exempt Fund	23

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	27
	Investment Risks	33

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments
	Other Payments	37
	How to Buy, Sell and Exchange Shares	37
	Trust’s Rights	42
	Short-Term Trading Policy	43
	Master/Feeder Structure (Applicable only to Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund)	43

Management of the Funds	Information about BlackRock
	BlackRock	44
	Conflicts of Interest	45
	Valuation of Fund Investments	46
	Dividends and Taxes	47

Financial Highlights	Financial Performance of the Funds	49

General Information	Shareholder Documents	55
	Certain Fund Policies	55
	Statement of Additional Information	56

Glossary	Glossary of Investment Terms	57

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock Premier Government Institutional Fund
Investment Objective

The investment objective of BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund” or the “Fund”) (formerly known as “FFI Premier Institutional Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Premier Government Institutional Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]		0.05%
Other Expenses		0.12%
Administration Fees	0.10%
Miscellaneous Other Expenses	0.02%
Total Annual Fund Operating Expenses		0.17%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Premier Government Institutional Fund and Premier Government Institutional Fund’s share of expenses of Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”) (formerly known as “Master Premier Institutional Portfolio”). The management fees are paid by Premier Government Institutional Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Premier Government Institutional Fund	$17	$55	$96	$217

Principal Investment Strategies of the Fund

Premier Government Institutional Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit
3

risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
The Fund is a “feeder” fund that invests all of its assets in Premier Government Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Premier Government Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Premier Government Institutional Portfolio. Where applicable, “Premier Government Institutional Fund” or the “Fund” refers also to Premier Government Institutional Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
4

Performance Information

Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information shows you how Premier Government Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Premier Government Institutional Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.34% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.02% (quarter ended March 31, 2014).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Premier Government Institutional Fund	0.10%	0.12%	1.45%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Investment Manager

Premier Government Institutional Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Premier Government Institutional Fund you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $1,000,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in the Fund has fallen
5

below $1,000,000, subsequent purchases of shares of the Fund by you will only be accepted if, after such purchase, your balance will be at least $1,000,000. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Premier Government Institutional Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Premier Government Institutional Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
6

Fund Overview

Key Facts About BlackRock Government Institutional Fund
Investment Objective

The investment objective of BlackRock Government Institutional Fund (“Government Institutional Fund” or the “Fund”) (formerly known as “FFI Institutional Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Government Institutional Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]		0.05%
Other Expenses		0.19%
Administration Fees	0.15%
Miscellaneous Other Expenses	0.04%
Total Annual Fund Operating Expenses		0.24%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Government Institutional Fund and Government Institutional Fund’s share of expenses of Master Government Institutional Portfolio (“Government Institutional Portfolio”) (formerly known as “Master Institutional Portfolio”). The management fees are paid by Government Institutional Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Government Institutional Fund	$25	$77	$135	$306

Principal Investment Strategies of the Fund

Government Institutional Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit
7

risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
The Fund is a “feeder” fund that invests all of its assets in Government Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Government Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Government Institutional Portfolio. Where applicable, “Government Institutional Fund” or the “Fund” refers also to Government Institutional Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
8

Performance Information

Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information shows you how Government Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Government Institutional Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.32% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Government Institutional Fund	0.03%	0.06%	1.40%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Investment Manager

Government Institutional Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Government Institutional Fund, you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $100,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts. The Fund will effect orders to purchase and sell shares on
9

every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Government Institutional Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Government Institutional Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
10

Fund Overview

Key Facts About BlackRock Select Government Institutional Fund
Investment Objective

The investment objective of BlackRock Select Government Institutional Fund (“Select Government Institutional Fund” or the “Fund”) (formerly known as “FFI Select Institutional Fund”), a series of Funds For Institutions Series, is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Select Government Institutional Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]		0.05%
Other Expenses		0.15%
Administration Fees	0.13%
Miscellaneous Other Expenses	0.02%
Total Annual Fund Operating Expenses		0.20%
Fee Waivers and/or Expense Reimbursements[2]		(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.18%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Select Government Institutional Fund and Select Government Institutional Fund’s share of expenses of Master Government Institutional Portfolio (“Government Institutional Portfolio”) (formerly known as “Master Institutional Portfolio”). The management fees are paid by Government Institutional Portfolio.
[2]	Under Select Government Institutional Fund’s administration agreement, in exchange for the administration fee payable by Select Government Institutional Fund, BlackRock Advisors, LLC, as the Fund’s administrator, has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of Government Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of Government Institutional Portfolio, or reduce the administration fee payable by an amount equal to such expenses, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Select Government Institutional Fund	$18	$58	$101	$230

Principal Investment Strategies of the Fund

Select Government Institutional Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such
11

obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
The Fund is a “feeder” fund that invests all of its assets in Government Institutional Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Government Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Government Institutional Portfolio. Where applicable, “Select Government Institutional Fund” or the “Fund” refers also to Government Institutional Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
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■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information shows you how Select Government Institutional Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. Select Government Institutional Fund commenced operations on February 4, 2008. Therefore, prior to February 4, 2008, the chart and table for Select Government Institutional Fund are based upon the performance of Government Institutional Portfolio adjusted to reflect an annual expense ratio of 0.18%. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Select Government Institutional Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended March 31, 2014).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Select Government Institutional Fund	0.08%	0.09%	1.43%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Investment Manager

Select Government Institutional Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
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Purchase and Sale of Fund Shares

To purchase or sell shares of Select Government Institutional Fund you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $1,000,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in the Fund has fallen below $1,000,000, subsequent purchases of shares of the Fund by you will only be accepted if, after such purchase, your balance will be at least $1,000,000. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Select Government Institutional Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Select Government Institutional Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Fund Overview

Key Facts About FFI Government Fund
Investment Objective

The investment objective of FFI Government Fund (“Government Fund” or the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Government Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.33%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.24%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock Advisors, LLC has contractually agreed to waive a portion of the management fee so that the annual management fee rate for the Fund is 0.20% of the average daily net assets of the Fund through August 31, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Government Fund	$25	$106	$195	$455

Principal Investment Strategies of the Fund

Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit
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risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreement Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The information shows you how Government Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the
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Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Government Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.28% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Government Fund	0.01%	0.01%	1.24%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Investment Manager

Government Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Government Fund, you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $100,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Government Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.
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Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Government Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
18

Fund Overview

Key Facts About FFI Treasury Fund
Investment Objective

The investment objective of FFI Treasury Fund (“Treasury Fund” or the “Fund”), a series of Funds For Institutions Series (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Treasury Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.32%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[1]	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.23%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 44, BlackRock Advisors, LLC has contractually agreed to waive a portion of the management fee so that the annual management fee rate for the Fund is 0.20% of the average daily net assets of the Fund through August 31, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Treasury Fund	$24	$100	$184	$431

Principal Investment Strategies of the Fund

Treasury Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.
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Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Regulatory Risk — On July 23, 2014, SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
■	Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The information shows you how Treasury Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an
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indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Treasury Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Treasury Fund	0.01%	0.01%	1.04%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Investment Manager

Treasury Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Treasury Fund, you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $100,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Treasury Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends, most of which will be taxed as ordinary income, although the Fund may pay capital gains dividends as well.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual
21

financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
22

Fund Overview

Key Facts About FFI Institutional Tax-Exempt Fund
Investment Objective

The investment objectives of FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund” or the “Fund”), a series of Funds For Institutions Series (the “Trust”), are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Institutional Tax-Exempt Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee[1]		0.05%
Other Expenses		0.20%
Administration Fees	0.15%
Miscellaneous Other Expenses	0.05%
Total Annual Fund Operating Expenses		0.25%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Institutional Tax-Exempt Fund and Institutional Tax-Exempt Fund’s share of expenses of Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”). The management fees are paid by Institutional Tax-Exempt Portfolio.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Tax-Exempt Fund	$26	$80	$141	$318

Principal Investment Strategies of the Fund

Institutional Tax-Exempt Fund seeks to achieve its investment objectives by investing in a diversified portfolio of short-term tax-exempt securities. These securities will have remaining maturities of up to 397 days (13 months), with certain exceptions. These securities consist principally of tax-exempt notes and commercial paper, short-term municipal bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term tax-exempt securities have stated maturities that are longer than 397 days (13 months) but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days (13 months) or less. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
The Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the Federal alternative minimum tax rules.
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The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in the same state. Fund management determines which securities to buy based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yields of similar kinds of securities.
The Fund may buy or sell short-term tax-exempt securities on a when-issued, delayed-delivery or forward commitment basis.
The Fund is a “feeder” fund that invests all of its assets in Institutional Tax-Exempt Portfolio, which has the same investment objectives and strategies as the Fund. All investments are made at the Institutional Tax-Exempt Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Institutional Tax-Exempt Portfolio. Where applicable, “Institutional Tax-Exempt Fund” or the “Fund” refers also to Institutional Tax-Exempt Portfolio.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
■	Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.
■	Regulatory Risk — On July 23, 2014, Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
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■	Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Variable Rate Demand Notes and Municipal or Tax-Exempt Derivatives Risk — Investments in variable rate demand notes or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The information shows you how Institutional Tax-Exempt Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS
Institutional Tax-Exempt Fund
As of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 0.90% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013).
As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Tax-Exempt Fund	0.02%	0.04%	0.97%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.
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Investment Manager

Institutional Tax-Exempt Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).
Purchase and Sale of Fund Shares

To purchase or sell shares of Institutional Tax-Exempt Fund, you should contact your Financial Intermediary (as defined below) or contact the FFI Client Service Team, by phone at (800) 225-1576 or by mail (Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266).
Accounts can be opened with a minimum initial investment of $100,000. To open an account, an FFI account application must be fully executed and supporting documentation must be provided. The minimum investment for additional purchases is generally $1,000 for all accounts. The Fund will effect orders to purchase and sell shares on every day that both the New York Stock Exchange and the Federal Reserve are open for business, and the bond markets are open for trading.
Tax Information

Institutional Tax-Exempt Fund will declare a dividend daily from its net investment income, if any. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. The Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable ordinary income or capital gains dividends as well.
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of Institutional Tax-Exempt Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
Reorganization

The Board of Trustees of the Trust has determined that it is in the best interests of the Fund (in this capacity, the “Target Fund”) to enter into a reorganization transaction with MuniCash, a series of BlackRock Liquidity Funds (the “Acquiring Fund”). The proposed transaction is referred to as the “Reorganization.” The Reorganization would result in your becoming a shareholder of the Acquiring Fund, another municipal money market fund advised by BlackRock Advisors, LLC. The proposed transactions include an in-kind liquidation of Institutional Tax-Exempt Portfolio, followed by the reorganization of the Target Fund with the Acquiring Fund. If the Reorganization is completed, you would receive newly-issued shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization, after which the Target Fund would cease operations.
At a special meeting of shareholders of the Target Fund on December 17, 2015, shareholders voted to approve the Reorganization. The Reorganization is expected to close in the first quarter of 2016.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), formerly known as “FFI Premier Institutional Fund”; BlackRock Government Institutional Fund (“Government Institutional Fund”), formerly known as “FFI Institutional Fund”; BlackRock Select Government Institutional Fund (“Select Government Institutional Fund”), formerly known as “FFI Select Institutional Fund”; FFI Government Fund (“Government Fund”); FFI Treasury Fund (“Treasury Fund”); and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (each, a “Fund” and collectively, the “Funds”), each a series of Funds For Institutions Series (“FFI” or the “Trust”), and your rights as a shareholder.
Each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund is a “feeder fund” (each, a “Feeder Fund”) that invests all of its assets in a corresponding master portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”) that has the same objectives as the Feeder Fund. All investments will be made at the level of the Portfolio. This structure is sometimes called a “master/feeder” structure. Premier Government Institutional Fund invests all of its assets in Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”), formerly known as “Master Premier Institutional Portfolio”; Government Institutional Fund and Select Government Institutional Fund invest all of their assets in Master Government Institutional Portfolio (“Government Institutional Portfolio”), formerly known as “Master Institutional Portfolio”; and Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”). Each Feeder Fund’s investment results will correspond directly to the investment results of the Portfolio in which it invests. For simplicity, this prospectus uses the name of the Feeder Fund or the term “Fund” to include the applicable Portfolio in which a Feeder Fund invests.
How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
■	Each Fund seeks to maintain a net asset value of $1.00 per share.
■	Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on page 57.
■	Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock Advisors, LLC (“BlackRock”) must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require the Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.
■	Each Fund will not acquire any illiquid securities (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each Fund (other than Institutional Tax-Exempt Fund) will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on page 57.
■	Each Fund is ordinarily limited to investing so that, immediately following any acquisition, not more than 5% of its total assets will be invested in securities issued by any one issuer (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than ½ of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3%
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of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.
Premier Government Institutional Fund
Investment Objective
The investment objective of Premier Government Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.
Investment Process
In seeking to achieve Premier Government Institutional Fund’s investment objective, Fund management varies the kinds of short-term U.S. Government securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.
Principal Investment Strategies
Premier Government Institutional Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The U.S. Government securities in which the Fund may invest include:
■	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.
■	U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.
■	U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.
■	Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).
■	When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Government Institutional Fund
Investment Objective
The investment objective of Government Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.
Investment Process
In seeking to achieve Government Institutional Fund’s investment objective, Fund management varies the kinds of short-term U.S. Government securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.
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Principal Investment Strategies
Government Institutional Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The U.S. Government securities in which the Fund may invest include:
■	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.
■	U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.
■	U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.
■	Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).
■	When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Select Government Institutional Fund
Investment Objective
The investment objective of Select Government Institutional Fund is to seek current income as is consistent with liquidity and stability of principal.
Investment Process
In seeking to achieve Select Government Institutional Fund’s investment objective, Fund management varies the kinds of short-term U.S. Government securities held in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.
Principal Investment Strategies
Select Government Institutional Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The U.S. Government securities in which the Fund may invest include:
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■	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.
■	U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.
■	U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.
■	Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).
■	When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Government Fund
Investment Objective
The investment objective of Government Fund is to seek current income as is consistent with liquidity and stability of principal.
Investment Process
In seeking to achieve Government Fund’s investment objective, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.
Principal Investment Strategies
Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash.
The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The direct U.S. Government obligations the Fund may buy are:
■	U.S. Treasury obligations, including U.S. Treasury Floating Rate Notes
■	U.S. Government agency securities
■	Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate
■	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities
The Fund may buy or sell these securities on a when-issued, delayed-delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place
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in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Treasury Fund
Investment Objective
The investment objective of Treasury Fund is to seek current income as is consistent with liquidity and stability of principal.
Investment Process
In seeking to achieve Treasury Fund’s investment objective, Fund management varies the types of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.
Principal Investment Strategies
Treasury Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The direct U.S. Treasury obligations the Fund may buy are:
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.
■	U.S. Treasury bills and notes
■	Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate
■	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds
The Fund may buy or sell these securities on a when-issued, delayed-delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Institutional Tax-Exempt Fund
Investment Objective
The investment objectives of Institutional Tax-Exempt Fund are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term high quality tax-exempt money market securities.
Investment Process
Fund management will seek to keep Institutional Tax-Exempt Fund fully invested to maximize the yield on the Fund’s portfolio. However, because the Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities. Therefore, there may be times when the Fund has uninvested cash, which will reduce its yield.
Principal Investment Strategies
Institutional Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (defined to include net assets plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the Federal alternative minimum tax rules. The Fund may invest in securities with remaining maturities of up to 397 days (13 months), with certain exceptions. For example, certain government
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securities held by the Fund may have remaining maturities exceeding 397 days (13 months) if such securities provide for adjustments in their interest rates not less frequently than every 397 days (13 months).
The short-term tax-exempt securities the Fund may buy are:
■	Short-Term Tax-Exempt Derivatives — Short-term tax-exempt derivatives are a variety of securities that generally represent the Fund’s ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying municipal bonds is “passed through” the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating money market interest rate.
■	Tax-Exempt Notes — Short-term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.
■	Tax-Exempt Commercial Paper — Short-term unsecured promissory notes used to finance general short-term credit needs.
■	Tax-Exempt Bonds — Long-term debt obligations that pay interest that is, in the opinion of counsel to the issuer, exempt from Federal income tax. The Fund will only invest in long-term debt obligations that have remaining maturities of 397 days (13 months) or less or that the Fund has a contractual right to sell periodically or on demand within that time.
■	Variable Rate Demand Notes — Floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in variable rate demand notes owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the note.
The Fund may buy or sell these securities on a when-issued, delayed-delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Other Strategies Applicable to the Funds
In addition to the principal strategies discussed above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:
■	Affiliated Money Market Funds (Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund) — Each Fund may invest uninvested cash balances in affiliated money market funds.
■	Borrowing (All Funds) — Each Fund may borrow only to meet redemptions.
■	Illiquid/Restricted Securities (All Funds) — Each Fund may invest up to 5% of its total assets in illiquid securities that it cannot sell within seven days at approximately current value. Each Fund may also invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Institutional Tax-Exempt Fund is limited to investing up to 10% of its total assets (including any amount invested in illiquid securities) in restricted securities. Restricted securities may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered liquid securities.
■	Municipal Lease Obligations (Institutional Tax-Exempt Fund) — Municipal lease obligations are participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement and may be backed by the municipal issuer’s promise to budget for and appropriate funds to make payments due under the lease, but it is not obligated to do so.
■	Private Activity Bonds (Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund may invest up to 20% of its assets in certain municipal securities, known as “private activity bonds,” which may be subject to the Federal alternative minimum tax.
■	Purchase and Sale Contracts (Government Fund) — A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. Government Fund may invest in the U.S. Government securities described above under
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“Details About the Funds — How each Fund Invests — Government Fund — Principal Investment Strategies” pursuant to purchase and sale contracts.
■	Securities Lending (All Funds except Institutional Tax-Exempt Fund) — Each Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.
Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.
Principal Risks of Investing in the Funds
■	Credit Risk (All Funds) — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
■	Income Risk (All Funds) — The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
■	Interest Rate Risk (All Funds) — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.
Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	Market Risk and Selection Risk (All Funds) — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Municipal Securities Risks (Institutional Tax-Exempt Fund) — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	Regulatory Risk (All Funds) — On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
■	Repurchase Agreement Risk (Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund, Government Fund) — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
■	Taxability Risk (Institutional Tax-Exempt Fund) — The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on its allocable share of the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
■	Treasury Obligations Risk (All Funds) — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
■	U.S. Government Obligations Risk (All Funds except Institutional Tax-Exempt Fund) — Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the
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Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
■	Variable and Floating Rate Instrument Risk (All Funds except Institutional Tax-Exempt Fund) — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
■	Variable Rate Demand Notes and Municipal or Tax-Exempt Derivatives Risk (Institutional Tax-Exempt Fund) — Investments in variable rate demand notes or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
■	When-Issued and Delayed Delivery Securities and Forward Commitments Risk (All Funds) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Other Risks of Investing in the Funds
Each Fund (except as noted) may also be subject to certain other risks associated with its investments and investment strategies, including:
■	Borrowing Risk (All Funds) — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Expense Risk (All Funds) — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Insurance Risk (Institutional Tax-Exempt Fund) — The Fund may purchase municipal securities that are secured by insurance. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. The insurance feature of a municipal security is intended to support the full payment of principal and interest through the life of an insured obligation, but such support is dependent upon the solvency or claims paying ability of the insurer.
■	Investment in Other Investment Companies Risk (Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund) — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.
■	Liquidity Risk (All Funds) — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.
■	Purchase and Sale Contract Risk (Government Fund) — If the other party to a purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.
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■	Securities Lending Risk (All Funds except Institutional Tax-Exempt Fund) — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.
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Account Information

Other Payments

Other Payments by the Funds
In addition to, rather than in lieu of, fees a Fund pays to its transfer agent, Boston Financial Data Services (“BFDS” or the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-12b-1 plan agreements with a financial professional or a selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) pursuant to which a Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-12b-1 plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
Consistent with applicable regulations, BlackRock, BlackRock Investments, LLC (the “Distributor”) and their affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of a Fund or for these other services to a Fund and its shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell and Exchange Shares

The chart on the following pages summarizes how to buy, sell and exchange shares through your Financial Intermediary. You may also buy, sell or exchange shares through the FFI Client Service Team. To learn more about buying, selling or exchanging shares through the FFI Client Service Team, call (800) 225-1576. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.
Each Fund’s shares are distributed by the Distributor, an affiliate of BlackRock.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of shares of the Fund at any time, for any reason.
In addition, each Fund may waive certain requirements regarding the purchase, sale or exchange of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
Your Choices	Important Information for You to Know
If You Want to Buy Shares	First, determine the amount of your investment and then open your account	Accounts can be opened with a minimum initial investment of $100,000, with the exception of Premier Government Institutional and Select Government Institutional Funds, each of which requires a minimum initial investment of $1,000,000.

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	Your Choices	Important Information for You to Know
If You Want to Buy Shares (continued)	First, determine the amount of your investment and then open your account (continued)	To open an account, an Account Application must be fully executed and supporting documentation must be provided. FFI Account Applications are available at www.blackrock.com/cash or by calling (800) 225-1576. All new accounts must be approved prior to making initial investments. Completed Account Applications must be mailed to Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266.
Next, purchase shares on a Business Day	Each Fund will effect orders to purchase shares on every day that both the New York Stock Exchange (the “Exchange”) and the Federal Reserve are open for business, and the bond markets are open for trading (a “Business Day”). Currently, the only scheduled days on which the Exchange is open and the Federal Reserve banks are closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve banks are open and the Exchange is closed is Good Friday. On any day that the Exchange closes early and/or that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close early, the times for which orders become effective may be advanced (see “Valuation of Fund Investments” below). A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in each Fund’s “Fees and Expenses” table.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholder and suspend and resume the sale of shares of the Fund at any time for any reason.
Then, either purchase by Federal Funds Wire	The Funds strongly recommend the use of Federal Funds to purchase shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are made available. To purchase shares of a Fund by wiring Federal Funds, you must first telephone the FFI Client Service Team at (800) 225-1576 to provide the dollar amount being invested and the name of the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street Bank and Trust Company — Boston, ABA Number 0110-0002-8, Attention: FFI Group, Credit (Name of Fund), DDA Number 99037582 and your Fund account name and Fund account number.
The price of your shares is based on the next calculation of net asset value after your order becomes effective, as described below under “Purchase of Fund Shares.” Your purchase order does not become effective until Federal Funds are received by the Transfer Agent or other forms of payment are converted by the Transfer Agent into Federal Funds. Federal Funds are monies credited to a bank’s account with a Federal Reserve Bank.
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	Your Choices	Important Information for You to Know
If You Want to Buy Shares (continued)	Or by check or Federal Reserve Draft	To purchase shares of a Fund by check or Federal Reserve Draft, you must submit a purchase order directly by mail to Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266, together with payment of the purchase price of the shares and, in the case of a new account, a completed Account Application. Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of the name of the Fund. Money transmitted by check normally will be converted into Federal Funds within two Business Days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next Business Day and the investor’s order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor’s money will not be invested and, therefore, will not be earning dividends.
You may also purchase shares through FACTS	If you are a business organization (such as a corporation, partnership or business trust), you may purchase shares of the Funds through the Financial Assets Control Tracking System or FACTS. FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House (“ACH”) system to transfer funds electronically between the corporate investor’s local bank and the Funds.
You can arrange the purchase of shares of the Funds through FACTS by completing a FACTS Account Application, which you can obtain by calling the FFI Client Service Team at (800) 225-1576, and returning it to the FFI Client Service Team in Boston. After your application is received, an announcement card will be sent to you containing an account number and advising you that, after 15 days from the printed date on the card, you may begin using ACH for purchasing Fund shares.
After this waiting period, an authorized representative of your organization may call the Funds’ FACTS toll-free number (800) 343-3446 by 4:00 p.m. (Eastern time) on any Business Day, identify your organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following Business Day, funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.
	Or by Internet	You may also purchase shares of the Funds through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.
Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $1,000 for all accounts, except that if your account balance in Premier Government Institutional Fund or Select Government Institutional Fund has fallen below $1,000,000, subsequent purchases of shares of Premier Government Institutional Fund or Select Government Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least $1,000,000.
	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested unless you elect to receive cash.

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Your Choices	Important Information for You to Know
If You Want to Sell Your Shares	General	Upon receipt by the FFI Client Service Team of a proper redemption request (indicating the name of the Fund, account number and the dollar amount of shares to be redeemed), each Fund will redeem its shares on every Business Day at the net asset value per share determined that day. Net asset value per share is determined daily for Institutional Tax-Exempt Fund and Treasury Fund as of 4:00 p.m. (Eastern time). Net asset value is determined daily for Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Government Fund as of 5:00 p.m. (Eastern time). If the Exchange closes trading prior to the times established above, or SIFMA recommends that the securities markets close early, determination of net asset value may be advanced. See “Valuation of Fund Investments” below. A Fund may reject an order to sell shares under certain circumstances. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:
(1) for any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve banks;
(2) for any period (a) during which the Exchange is closed other than customary weekend and holiday closings or (b) during which trading on the Exchange is restricted;
(3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by a Fund is not reasonably practicable or (b) it is not reasonably practicable for a Fund to fairly determine the net asset value of shares of the Fund;
(4) for any period during which the SEC has, by rule or regulation, deemed that
(a) trading shall be restricted or
(b) an emergency exists;
(5) for any period that the SEC may by order permit for your protection; or
(6) for any period during which a Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with Federal securities laws (as discussed below under “Trust’s Rights — Suspension of Redemptions Upon Liquidation”).
Redemption Procedures	Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests to the FFI Client Service Team by telephone at (800) 225-1576 or by mail to Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266 (without signature guarantee) and having the proceeds sent by a Federal Funds wire to a previously designated bank account. Please note that all Federal Funds wiring instructions may only be established for bank accounts that are in the same name as your Fund account. The minimum amount to be wired is $1,000.
To utilize the redemption procedure, an Account Application with the payment authorization section properly completed must be on file with the FFI Client Service Team before a redemption request is submitted. (To obtain an Account Application, call (800) 225-1576.)
This form requires a shareholder to designate the bank account to which redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with STAMP2000 Medallion Imprint signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder’s name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the Account Application, the transaction will not be approved.
You may also redeem shares of the Funds through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their discretion.

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	Your Choices	Important Information for You to Know
If You Want to Sell Your Shares (continued)	Redemption Procedures (continued)	Information about the applicable deadlines for redemption requests is set out below under “Redemption of Fund Shares.” After a redemption order has been processed by the Fund and a redemption wire has been initiated by the Transfer Agent, neither entity will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries. You may also submit your redemption request in writing to Boston Financial Data Services, Attention: BlackRock, P.O. Box 8118, Boston, Massachusetts 02266. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to you at the address on your Account Application. Such checks will normally be sent out within one Business Day, but in no event more than seven days after receipt of the redemption request in proper form.
Checking Account Redemption Plan	The Transfer Agent will establish a checking account for any shareholder of Government Institutional Fund, Government Fund or Treasury Fund at the shareholder’s request. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500. The payee of the check may cash or deposit it like any other check drawn on a bank.
Shareholders wishing to consider this method of redemption should call (800) 225-1576 to obtain an Authorization for Redemption by Check Form and Signature Card. The Funds reserve the right, after giving proper notification, to either limit or revoke checking account redemption rights for shareholders on an individualized basis under certain circumstances.
Exchange Your Shares	Select the Fund into which you want to exchange. Be sure to read that Fund’s section of this prospectus.	You can exchange your shares of a Fund for shares of any of the other Funds in the Trust, subject to each Fund’s minimum investment requirements. You must exchange shares with a current value of at least $1,000. Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

Purchase of Fund Shares
The chart below outlines the deadlines for receipt of purchase orders for the Funds’ shares. If your purchase order is received by the Fund by the applicable deadline and Federal Funds are received by the Transfer Agent prior to the close of the Federal Funds wire (normally 6:00 p.m. Eastern time) on that same day, the purchase order will be effected as of the applicable deadline and dividends will be earned that day.
Fund	Deadline (Eastern time)
Premier Government Institutional Fund	5:00 p.m.
Government Institutional Fund	5:00 p.m.
Select Government Institutional Fund	5:00 p.m.
Government Fund	5:00 p.m.
Treasury Fund	2:00 p.m.
Institutional Tax-Exempt Fund	12:00 p.m.

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Redemption of Fund Shares
The chart below outlines the deadlines for receipt of redemption requests for the Funds’ shares. If your redemption request is received by the Fund by the applicable deadline, you will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same day. A redemption request received after the applicable deadline on a Business Day will earn a dividend on the day the request is received and the redemption proceeds will be wired on the next Business Day following receipt of the redemption request.
Fund	Deadline (Eastern time)
Premier Government Institutional Fund*	5:00 p.m.
Government Institutional Fund*	5:00 p.m.
Select Government Institutional Fund*	5:00 p.m.
Government Fund*	5:00 p.m.
Treasury Fund	2:00 p.m.
Institutional Tax-Exempt Fund	12:00 p.m.

*	It is important to note that redemption orders placed later in the day — especially between 3:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time) — will be processed by the Fund and a wire will be initiated by the Transfer Agent but payment may be delayed if the Federal Reserve Bank of Boston is experiencing delays in transfers of funds.
If a redemption request is received after the close of trading on the Exchange (including after the close of trading on a day the Exchange closes early) or on a day on which the Transfer Agent is closed, the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that the shares are redeemed out of such shareholder’s account.
Additional Information Regarding the Purchase and Redemption of Shares (see above)
To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through the Distributor to have the Transfer Agent provide sub-accounting services. All underlying sub-accounts are subject to each Fund’s minimum balance requirements.
The issuance of shares of the Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued. The Transfer Agent will send to the shareholder of record a monthly statement.
If you redeem all of your shares in a Fund, your dividends accrued for the month to date will be simultaneously remitted. Where the shares to be redeemed had been purchased by check, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.
Trust’s Rights

The Trust may:
■	Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,
■	Postpone the date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Trust has collected payment for the purchase of shares,
■	Redeem shares for property other than cash as may be permitted under the Investment Company Act, and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Suspension of Redemptions Upon Liquidation. If the Board of Trustees of the Trust (the “Board”), including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.
Note on Low Balance Accounts. Because of the high cost of maintaining small investment accounts, each of Government Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund reserves the right
42

to redeem your shares if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional investment into your account before the redemption is processed. If (a) your average account balance in Premier Government Institutional Fund or Select Government Institutional Fund falls below $1,000,000 for any 30-day period and (b) you do not, within 30 days after receiving notice from Premier Government Institutional Fund or Select Government Institutional Fund of such deficiency, purchase additional shares of the Fund to restore a $1,000,000 account balance, Premier Government Institutional Fund or Select Government Institutional Fund is authorized to exchange your shares for shares of Government Institutional Fund unless you elect to have shares redeemed and the proceeds of the redemption paid directly to you. In either case, you will be notified of the exchange or redemption.
Short-Term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s policy of seeking to maintain the Fund’s per share net asset value at $1.00 each day, (ii) the nature of each Fund’s portfolio holdings, and (iii) the nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Funds.
Master/Feeder Structure (Applicable only to Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund)

Each Feeder Fund is a series of the Trust and is a “feeder” fund that invests all of its assets in the corresponding Portfolio of the Master LLC. A Feeder Fund’s investment results will correspond directly to the investment results of its corresponding Portfolio. Investors in each of these Feeder Funds will acquire an indirect interest in the corresponding Portfolio.
Each Portfolio may accept investments from other feeder funds, and all the feeder funds of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable the Feeder Funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeder funds may offset each other and produce a lower net cash flow.
However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to a Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Information about feeder funds is available by calling (800) 225-1576. Whenever a Portfolio holds a vote of its feeder funds, the corresponding Feeder Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Feeder Fund over the operations of the corresponding Portfolio. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same Portfolio.
Each of these Feeder Funds may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Feeder Fund’s assets directly.
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Management of the Funds

BlackRock

BlackRock is the manager for Government Fund and Treasury Fund and for the corresponding Portfolio of each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund. BlackRock manages the investments and business operations of each Fund or Portfolio, as the case may be, subject to the oversight of the Trust’s Board of Trustees or the Master LLC’s Board of Directors, as applicable. While BlackRock is ultimately responsible for the management of the Fund or the Portfolio, as applicable, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $4.506 trillion in investment company and other portfolio assets under management as of September 30, 2015.
BlackRock serves as manager to Premier Government Institutional Portfolio, Government Institutional Portfolio and Institutional Tax-Exempt Portfolio pursuant to a management agreement between BlackRock and the Master LLC. Pursuant to the management agreement, BlackRock is responsible for the day-to-day management of each such Portfolio’s portfolio and is entitled to fees computed daily and payable monthly. The maximum annual management fee rate that can be paid by a Portfolio to BlackRock (as a percentage of average daily net assets of that Portfolio) is set forth below:
Portfolio	Rate of Management Fee
Premier Government Institutional Portfolio	0.05%
Government Institutional Portfolio	0.05%
Institutional Tax-Exempt Portfolio	0.05%

BlackRock serves as manager to Government Fund and Treasury Fund pursuant to separate management agreements between BlackRock and the Trust on behalf of each Fund. Pursuant to the management agreements, BlackRock is responsible for the day-to-day management of each such Fund’s portfolio and entitled to fees computed daily and payable monthly. The maximum annual management fee rate that can be paid by a Fund to BlackRock (as a percentage of average daily net assets of that Fund) is calculated as follows:
	Management Fee Rate as a percentage of average daily net assets
Average Daily Net Assets	Government Fund	Treasury Fund
Not exceeding $500 million	0.350%	0.350%
Exceeding $500 million but not exceeding $750 million	0.335%	0.335%
Exceeding $750 million but not exceeding $1 billion	0.320%	0.320%
In excess of $1 billion	0.300%	0.300%

With respect to Government Fund and Treasury Fund, BlackRock has agreed to waive contractually a portion of its management fee so that the annual management fee rate for each Fund is 0.20% of the Fund’s average daily net assets through August 31, 2017. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
44

For the fiscal year ended April 30, 2015, Premier Government Institutional Portfolio, Government Institutional Portfolio, Institutional Tax-Exempt Portfolio, Government Fund and Treasury Fund paid BlackRock at the management fee rates shown below:
Management Fee (net of any waivers and/or reimbursement, if applicable) as a percentage of average daily net assets paid to BlackRock
Premier Government Institutional Portfolio	0.05%
Government Institutional Portfolio	0.05%
Institutional Tax-Exempt Portfolio	0.01%
Government Fund	0.05%
Treasury Fund	0.01%

BlackRock also acts as administrator (in such capacity, the “Administrator”) to each Feeder Fund. For its services as administrator, the Administrator receives a fee, based on each Feeder Fund’s average daily net assets, at the following annual rates: 0.10% for Premier Government Institutional Fund, 0.15% for Government Institutional Fund, 0.13% for Select Government Institutional Fund and 0.15% for Institutional Tax-Exempt Fund.
Under Select Government Institutional Fund’s administration agreement, in exchange for the administration fee payable by Select Government Institutional Fund, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of Government Institutional Portfolio’s management fee payable indirectly by the Fund as an interestholder of Government Institutional Portfolio, or reduce the administration fee payable by an amount equal to such expenses, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.
BlackRock has voluntarily agreed to waive a portion of its management fees and/or administration fees, as applicable, and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. BlackRock may discontinue this voluntary waiver and/or reimbursement at any time without notice.
A discussion of the basis for the Board of Trustees’/Directors’ approval of each Fund’s/Portfolio’s management agreement is included in the Fund’s semi-annual shareholder report for the fiscal period ended October 31, 2015.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.
45

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.
Under a securities lending program approved by the Trust’s Board of Trustees and the Master LLC’s Board of Directors, Treasury Fund, Government Fund, Premier Government Institutional Portfolio and Government Institutional Portfolio have retained an Affiliate of BlackRock to serve as the securities lending agent for the Funds or Portfolios, as applicable, to the extent that the Funds or Portfolios, as applicable, participate in the securities lending program. For these services, the lending agent will receive a fee from the Funds or Portfolios, as applicable, including a fee based on the returns earned on the Funds’ or Portfolios’ investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund or Portfolio, as applicable, may lend its portfolio securities under the securities lending program.
The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The amortized cost method is used in calculating each Fund’s net asset value, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on every Business Day as of 5:00 p.m. (Eastern time) for the Premier Government Institutional, Government Institutional, Select Government Institutional and Government Funds, and as of 4:00 p.m. (Eastern time) for Institutional Tax-Exempt Fund and Treasury Fund. On any day the Exchange closes early, and/or SIFMA recommends an
46

early close, however, the time for determination of net asset value of the Fund will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares.1
The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the Exchange, bond markets (as recommended by SIFMA) or the Federal Reserve banks close early1, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s net asset value is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
In the event the Exchange does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated Exchange closing, please call (800) 225-1576.
Dividends and Taxes

Each Fund will declare a dividend daily from its net investment income, if any. Dividends accrue daily and are distributed monthly in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Dividends are determined immediately prior to the determination of net asset value as of 4:00 p.m. (Eastern time) at the close of trading on the Exchange for Institutional Tax-Exempt Fund and Treasury Fund, and as of 5:00 p.m. (Eastern time) for Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Eastern time) for Institutional Tax-Exempt Fund, 2:00 p.m. (Eastern time) for Treasury Fund and 5:00 p.m. (Eastern time) for Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Government Fund on any Business Day the Exchange does not close early or if the Exchange closes early and/or the SIFMA recommends that the securities markets close early, at such early closing time or (b) at the previous close of business on the Exchange on any day that is not a Business Day. Each Fund other than the Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well. Capital gains paid by the Funds may be taxable to shareholders at different rates depending on how long the Fund held the assets sold.
You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check or Federal Fund wire within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to the Transfer Agent. To be effective with respect to a particular monthly dividend payment, your written notice must be received by the Transfer Agent at least seven days prior to the end of the month.
If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are currently eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent a Fund’s distributions are derived from income on short-term debt securities and short-term capital gains, that Fund’s distributions will not be eligible for taxation at the reduced rate.
Generally, within 60 days after the end of each Fund’s taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long-term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.
A 3.8% Medicare contribution tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investment) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

[1]	For calendar years 2015–2016, SIFMA currently recommends an early close for the bond markets on the following dates: April 3, May 22, November 27, December 24 and December 31, 2015 and March 24, May 27, July 1, November 25, December 23 and December 30, 2016. For calendar years 2015-2016, the Exchange will close early on November 27 and December 24, 2015 and November 25, 2016.
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By law, taxable dividends of a non-corporate shareholder will be subject to a 28% withholding tax if such shareholder has not provided a taxpayer identification number or social security number or the number such shareholder has provided is incorrect.
Institutional Tax-Exempt Fund will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes. To the extent that the dividends distributed by Institutional Tax-Exempt Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. Institutional Tax-Exempt Fund may invest in private activity bonds, the interest from which is an item of tax preference for purposes of the Federal alternative minimum tax. Depending on the other income tax attributes of a shareholder, to the extent exempt-interest dividends from Institutional Tax-Exempt Fund consist of interest from private activity bonds, the dividends may result in an increase in the shareholder’s tax liability.
There is a possibility that events occurring after the date of issuance of a security, or after Institutional Tax-Exempt Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by Institutional Tax-Exempt Fund shareholders to be taxable to those shareholders in the year of receipt.
If you are neither a tax resident nor a citizen of the United States, or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However certain distributions reported by a Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder are eligible for an exemption from U.S. withholding tax.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.
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Financial Highlights

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the last five years. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each indicated Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal years ended April 30, 2011, 2012, 2013, 2014 and 2015 has been audited by Deloitte & Touche LLP, whose reports, along with each Fund’s financial statements, are included in each indicated Fund’s Annual Report. The information for the fiscal period ended October 31, 2015 is unaudited and is included in each indicated Fund’s Semi-Annual Report. The Funds’ Annual Report and Semi-Annual Report are available upon request.
BlackRock Premier Government Institutional Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0005	0.0007	0.0008	0.0017	0.0012	0.0022
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net increase from investment operations	0.0005	0.0008	0.0008	0.0017	0.0012	0.0023
Distributions from:[2]
Net investment income	(0.0005)	(0.0007)	(0.0008)	(0.0017)	(0.0012)	(0.0022)
Net realized gain	—	(0.0001)	—	—	—	—
Total distributions	(0.0005)	(0.0008)	(0.0008)	(0.0017)	(0.0012)	(0.0022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[3]
Based on net asset value	0.05% [4]	0.08%	0.08%	0.17%	0.12%	0.22%
Ratios to Average Net Assets[5]
Total expenses	0.17% [6]	0.17%	0.17%	0.16%	0.16%	0.16%
Net investment income	0.09% [6]	0.07%	0.08%	0.17%	0.12%	0.22%
Supplemental Data
Net assets, end of year (000)	$4,149,495	$3,441,012	$6,613,656	$8,715,444	$8,055,528	$11,284,540

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Includes the Fund’s share of Master Premier Government Institutional Portfolio’s allocated expenses and/or net investment income.
[6]	Annualized.
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Financial Highlights (continued)

BlackRock Government Institutional Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0004	0.0003	0.0008	0.0006	0.0017
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003
Net increase from investment operations	0.0002	0.0004	0.0003	0.0009	0.0007	0.0020
Distributions from:[2]
Net investment income	(0.0002)	(0.0004)	(0.0003)	(0.0008)	(0.0006)	(0.0017)
Net realized gain	—	(0.0000) [3]	(0.0000) [3]	(0.0001)	(0.0001)	(0.0003)
Total distributions	(0.0002)	(0.0004)	(0.0003)	(0.0009)	(0.0007)	(0.0020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[4]
Based on net asset value	0.02% [5]	0.04%	0.03%	0.09%	0.06%	0.20%
Ratios to Average Net Assets[6]
Total expenses	0.25% [7]	0.24%	0.24%	0.23%	0.23%	0.22%
Total expenses after fees waived and/or reimbursed	0.23% [7]	0.20%	0.20%	0.23%	0.23%	0.22%
Net investment income	0.03% [7]	0.03%	0.02%	0.08%	0.05%	0.17%
Supplemental Data
Net assets, end of year (000)	$1,806,512	$1,700,011	$1,931,574	$2,177,640	$2,620,183	$4,595,474

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of Master Government Institutional Portfolio’s allocated expenses and/or net investment income.
[7]	Annualized.
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Financial Highlights (continued)

BlackRock Select Government Institutional Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0004	0.0005	0.0005	0.0013	0.0010	0.0020
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0001
Net increase from investment operations	0.0004	0.0005	0.0005	0.0014	0.0011	0.0021
Distributions from:[2]
Net investment income	(0.0004)	(0.0005)	(0.0005)	(0.0013)	(0.0010)	(0.0020)
Net realized gain	—	(0.0000) [3]	(0.0000) [3]	(0.0001)	(0.0001)	(0.0001)
Total distributions	(0.0004)	(0.0005)	(0.0005)	(0.0014)	(0.0011)	(0.0021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[4]
Based on net asset value	0.04% [5]	0.05%	0.05%	0.14%	0.11%	0.21%
Ratios to Average Net Assets[6]
Total expenses	0.21% [7]	0.20%	0.20%	0.19%	0.20%	0.18%
Total expenses after fees waived and/or reimbursed	0.18% [7]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	0.08% [7]	0.05%	0.04%	0.13%	0.00%	0.21%
Supplemental Data
Net assets, end of year (000)	$1,234,195	$1,774,179	$2,593,125	$3,527,892	$2,888,885	$4,694,755

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of Master Government Institutional Portfolio’s allocated expenses and/or net investment income.
[7]	Annualized.
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Financial Highlights (continued)

FFI Government Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0005
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0005
Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0005)
Net realized gain	—	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0002)
Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[4]
Based on net asset value	0.01% [5]	0.01%	0.01%	0.01%	0.01%	0.07%
Ratios to Average Net Assets
Total expenses	0.38% [6]	0.37%	0.36%	0.35%	0.33%	0.33%
Total expenses after fees waived and paid indirectly	0.14% [6]	0.10%	0.10%	0.18%	0.15%	0.22%
Net investment income	0.01% [6]	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental Data
Net assets, end of year (000)	$1,274,826	$1,194,071	$1,666,365	$1,851,308	$2,777,785	$3,035,880

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
52

Financial Highlights (continued)

FFI Treasury Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0001
Net increase from investment operations	0.0000	0.0001	0.0001	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Net realized gain	—	(0.0001)	(0.0001)	(0.0000) [3]	(0.0000) [3]	(0.0001)
Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[4]
Based on net asset value	0.00% [5]	0.01%	0.01%	0.00%	0.00%	0.01%
Ratios to Average Net Assets
Total expenses	0.36% [6]	0.35%	0.34%	0.34%	0.33%	0.33%
Total expenses after fees waived	0.05% [6]	0.04%	0.05%	0.10%	0.05%	0.16%
Net investment income	0.00% [6]	0.00%	0.00%	0.00%	0.00%	0.00%
Supplemental Data
Net assets, end of year (000)	$1,677,905	$1,756,039	$2,129,423	$2,405,503	$2,682,068	$2,640,947

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
53

Financial Highlights (concluded)

FFI Institutional Tax-Exempt Fund
	Six Months Ended October 31, 2015 (unaudited)	Year Ended April 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0001	0.0003	0.0003	0.0002	0.0003	0.0017
Net realized gain	0.0000 [1]	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0001	0.0005	0.0004	0.0002	0.0003	0.0017
Distributions from:[2]
Net investment income	(0.0001)	(0.0003)	(0.0003)	(0.0002)	(0.0003)	(0.0017)
Net realized gain	—	(0.0002)	(0.0001)	(0.0000) [3]	(0.0000) [3]	(0.0000) [3]
Total distributions	(0.0001)	(0.0005)	(0.0004)	(0.0002)	(0.0003)	(0.0017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return[4]
Based on net asset value	0.01% [5]	0.05%	0.04%	0.02%	0.03%	0.17%
Ratios to Average Net Assets[6]
Total expenses	0.21% [7,8]	0.21% [7]	0.24% [7]	0.23%	0.23%	0.22%
Total expenses after fees waived and/or reimbursed	0.05% [7,8]	0.06% [7]	0.10% [7]	0.21%	0.18%	0.22%
Net investment income	0.02% [7,8]	0.03% [7]	0.03% [7]	0.02%	0.03%	0.18%
Supplemental Data
Net assets, end of year (000)	$1,732,624	$982,245	$1,428,928	$1,555,337	$2,928,969	$5,150,945

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Includes the Fund’s share of Master Institutional Tax-Exempt Portfolio’s allocated expenses and/or net investment income.
[7]	Includes the Fund’s share of Master Institutional Tax-Exempt Portfolio’s allocated fees waived of 0.04%, 0.04% and 0.01%, for the period ended October 31, 2015 and the years ended April 30, 2015, and April 30, 2014, respectively.
[8]	Annualized.
54

General Information

Shareholder Documents

Delivery of Shareholder Documents
Each Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the applicable Fund at (800) 225-1576.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
55

Statement of Additional Information

If you would like further information about each Fund, including how it invests, please see the SAI.
For a discussion of the Funds’ policies and procedures regarding the selective disclosure of their portfolio holdings, please see the SAI.
56

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Administration Fee — a fee paid to the Administrator for providing administrative services to a Feeder Fund.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund (and the Portfolio, if applicable).
Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day.
Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average.
Dollar-Weighted Average Maturity — average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in a Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.
Management Fees — fees paid to BlackRock for managing a Portfolio or Fund.
Other Expenses — include transfer agency, custody, professional and registration fees.
Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
Yield — the income generated by an investment in a Fund.
57

For More Information

Funds and Service Providers

FUNDS
Funds For Institutions Series
    BlackRock Premier Government Institutional Fund
    BlackRock Government Institutional Fund
    BlackRock Select Government Institutional Fund
    FFI Government Fund
    FFI Treasury Fund
    FFI Institutional Tax-Exempt Fund
60 State Street, 20th Floor
Boston, Massachusetts 02109
Written Correspondence or Overnight Mail:
Boston Financial Data Services
Attn Funds for Institutions Series
Suite 8118
30 Dan Road
Canton, Massachusetts 02021-2890
(800) 626-1960
MANAGER
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
ADMINISTRATOR
For BlackRock Premier Government Institutional Fund, BlackRock Government Institutional
Fund, BlackRock Select Government Institutional Fund and FFI
Institutional Tax-Exempt Fund:
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
TRANSFER AGENT
Boston Financial Data Services
P.O. Box 8118
Boston, Massachusetts 02266-8118
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116
DISTRIBUTOR
BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022
CUSTODIAN
State Street Bank and Trust Company
100 Summer Street
Boston, Massachusetts 02110
COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, New York 10019-6018

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports
These reports contain additional information about the Funds’ investments.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated January 4, 2016, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 626-1960. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.
Contact your financial advisor or call the Funds at the telephone number or address indicated above if you have any questions.
Funds For Institutions Client Services
Representatives are available on any business day to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Call: (800) 225-1576.
Purchases and Redemptions
Call your Financial Intermediary or Funds For Institutions Client Services at (800) 225-1576.
World Wide Web
General fund information, including the SAI and annual/ semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus/cash. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence and Overnight Mail
Boston Financial Data Services
Attn Funds for Institutions Series
Suite 8118
30 Dan Road
Canton, Massachusetts 02021-2890
Internal Wholesalers
Available on any business day to support investment professionals. Call: (800) 626-1960.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 626-1960.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811-05149
PRO-FFIS-0116

STATEMENT OF ADDITIONAL INFORMATION
Funds For Institutions Series
BlackRock Premier Government Institutional Fund
BlackRock Government Institutional Fund
BlackRock Select Government Institutional Fund
FFI Government Fund
FFI Treasury Fund
FFI Institutional Tax-Exempt Fund
60 State Street, 20th Floor, Boston Massachusetts 02109 • Phone No. (800) 225-1576

This Statement of Additional Information of BlackRock Premier Government Institutional Fund, BlackRock Government Institutional Fund, BlackRock Select Government Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (each, a “Fund” and collectively, the “Funds”), each a series of Funds For Institutions Series (the “Trust”), is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated January 4, 2016, as it may be amended or supplemented from time to time (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission” or the “SEC”) and can be obtained, without charge, by calling (800) 225-1576 or by writing to the Funds at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference into the Prospectus. Each Fund’s and, where applicable, each master portfolio’s audited financial statements are incorporated into this Statement of Additional Information by reference to the Funds’ 2015 Annual Report to shareholders. The unaudited financial statements of each Fund and, where applicable, each master portfolio are incorporated into this Statement of Additional Information by reference to each Fund’s 2015 Semi Annual Report. You may request a copy of the Annual Report and Semi-Annual Report at no charge by calling (800) 225-1576 on any business day.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Commission, Commission staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the Commission, Commission staff or other authority.
Fund	Ticker Symbol
BlackRock Premier Government Institutional Fund	MLPXX
BlackRock Government Institutional Fund	MLIXX
BlackRock Select Government Institutional Fund	MLSXX
FFI Government Fund	MLGXX
FFI Treasury Fund	MLTXX
FFI Institutional Tax-Exempt Fund	MLEXX

BlackRock Advisors, LLC — Manager
BlackRock Investments, LLC — Distributor

The date of this Statement of Additional Information is January 4, 2016.

Investment Objectives and Policies
Each Fund (except FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”)) is a money market fund that seeks current income as is consistent with liquidity and stability of principal. Institutional Tax-Exempt Fund is a money market fund that seeks current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.
BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”) (formerly known as “FFI Premier Institutional Fund”); BlackRock Government Institutional Fund (“Government Institutional Fund”) (formerly known as “FFI Institutional Fund”); BlackRock Select Government Institutional Fund (“Select Government Institutional Fund”) (formerly known as “FFI Select Institutional Fund”); and FFI Government Fund (“Government Fund”) each invests in direct U.S. Government obligations, in securities of U.S. Government agencies and instrumentalities and U.S. Government sponsored enterprises and in repurchase agreements; FFI Treasury Fund (“Treasury Fund”) invests in U.S. Treasury securities; and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) invests in tax-exempt securities and seeks to pay dividends exempt from Federal income taxation. Each Fund is a series of Funds For Institutions Series (the “Trust”).
Each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund is a “feeder” fund (each, a “Feeder Fund”) that invests all of its assets in a corresponding “master” portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). Each Portfolio has the same investment objectives and strategies as its corresponding Fund or Funds as follows:
Corresponding Feeder Fund	Corresponding Portfolio
Premier Government Institutional Fund	Master Premier Government Institutional Portfolio (“Premier Government Institutional Portfolio”) (formerly known as “Master Premier Institutional Portfolio”)
Government Institutional Fund	Master Government Institutional Portfolio (“Government Institutional Portfolio”) (formerly known as “Master Institutional Portfolio”)
Select Government Institutional Fund	Government Institutional Portfolio
Institutional Tax-Exempt Fund	Master Institutional Tax-Exempt Portfolio (“Institutional Tax-Exempt Portfolio”)

All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. Each Feeder Fund’s investment results will correspond directly to the investment results of the corresponding Portfolio. For simplicity, except where otherwise indicated, this Statement of Additional Information, with respect to Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund, uses the name of the Fund or the term “Fund” to include the Fund’s corresponding Portfolio.
Maturity and Quality Standards
As a money market fund subject to the requirements of Rule 2a-7 under the Investment Company Act, each Fund is required to meet certain maturity and quality standards as set forth below.
Maturity. Each Fund is managed so that the dollar-weighted average maturity of all of its investments will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less. In addition, the Funds will not acquire any instrument with a remaining maturity of greater than 397 days (13 months), with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 397 days (13 months), if such securities provide for adjustments in their interest rates not less frequently than every 397 days (13 months). The “dollar-weighted average maturity” of a Fund is the average amount of time until the issuers of the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in a Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security under certain circumstances as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity. “Dollar-weighted average life” of a Fund’s portfolio is calculated without reference to the exceptions used in calculating the dollar-weighted average maturity for variable or floating rate securities regarding the use of interest rate reset dates.
1

Liquidity. Rule 2a-7 includes a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act, and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, each Fund’s adviser or sub-adviser must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this provision may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below. The Funds (other than Institutional Tax-Exempt Fund) will not acquire any security other than daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. No Fund will acquire any security other than weekly liquid assets unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day. “Weekly liquid assets” include (i) and (ii) above as well as (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days. No Fund will invest more than 5% of the value of its total assets in securities that are illiquid (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund).
Portfolio Diversification and Quality. Rule 2a-7 under the Investment Company Act presently limits investments by each Fund in securities issued by any one issuer (except for, among others, securities issued by the U.S. Government, its agencies or instrumentalities or investments in First Tier Securities of a single issuer for certain temporary, limited purposes) ordinarily to not more than 5% of its total assets. In the event of investments in securities that are not First Tier Securities (as defined in Rule 2a-7) issued by a single issuer, not more than ½ of 1% of the Fund’s total assets may be invested in such securities. For purposes of these diversification policies, investments in a repurchase agreement will be deemed to be an investment in the underlying securities so long as, among other criteria, the securities collateralizing the repurchase agreement consist of cash items and U.S. Government securities and the respective Fund’s adviser or sub-adviser has evaluated the seller’s creditworthiness. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition. As a matter of operating policy, each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Government Fund will not invest in Second Tier Securities, and Treasury Fund currently does not intend to invest in Second Tier Securities.
Premier Government Institutional Fund, Government Institutional Fund and Select Government Institutional Fund
All investments of each Fund will be in securities with remaining maturities of up to 397 days (13 months), with certain exceptions. The dollar weighted average maturity of each Fund’s portfolio will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
The following is a description of the U.S. Government securities in which each Fund may principally invest:
•	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.
•	U.S. Treasury Obligations — Obligations that are direct obligations of the U.S. Treasury. These also include Treasury Receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) Program.
•	U.S. Government Obligations — Obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.
•	Variable and Floating Rate Instruments — Instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).
•	When-Issued and Delayed Settlement Transactions — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities
2

by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
The following is a description of some of the investments or investment practices in which each Fund may invest or engage:
Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. Each Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.
In addition, the Funds may invest in U.S. Treasury Floating Rate Notes (“FRNs”), which are two-year notes issued by the U.S. Treasury. The interest rate of an FRN changes over the life of the FRN and is the sum of an index rate and a spread. The index rate of an FRN resets daily based on the highest accepted discount rate of the most recent 13-week Treasury bill at auction. The spread is a rate applied to the index rate. The spread stays the same for the life of an FRN. The spread is determined at the auction where the FRN is first offered. The spread is the highest accepted discount margin in that auction.
Repurchase Agreements: The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, each Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 5% of the value of the Fund’s total assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral. In accordance with guidance issued by the Staff of the SEC, each Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board of Trustees has established and periodically reviews procedures applicable to transactions involving such joint accounts
In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities. Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the Investment Company Act.
Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, each Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a
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value equal to the repurchase price. Management of each Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.
Securities Lending: Each Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BlackRock, including to borrowers affiliated with BlackRock Advisors, LLC (“BlackRock” or the “Manager”). The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of the Manager or in registered money market funds advised by the Manager or its affiliates; such investments are subject to investment risk.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. A Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by a Fund for securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. See “Portfolio Transactions and Brokerage.”
Investment in Other Investment Companies: Each Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by BlackRock and its affiliates), including money market funds and exchange traded funds (“ETFs”), which are typically open-end funds or unit investment trusts listed on a stock exchange. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from Federal income tax. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies (measured at the time of such investment). In addition, under the Investment Company Act a Fund may not acquire securities of other investment companies if such acquisition would cause the Fund to own more than 3% of the total outstanding voting stock of such investment company and a Fund may not invest in another investment company if such investment would cause more than 5% of the value of the Fund’s total assets to be invested in securities of such investment company. (These limits do not restrict a Fund from investing all of its assets in shares of its corresponding Portfolio.)
In addition to the restrictions on investing in other investment companies discussed above, a Fund may not invest in a registered closed-end investment company if such investment would cause the Fund and other BlackRock-advised investment companies to own more than 10% of the total outstanding voting stock of such closed-end investment company. Pursuant to the Investment Company Act (or alternatively, pursuant to exemptive orders received from the Commission) these percentage limitations do not apply to investments in affiliated money market funds and, under certain circumstances, do not apply to investments in affiliated investment companies, including ETFs. In addition, many third-party ETFs have obtained exemptive relief from the Commission to permit unaffiliated funds (such as the Funds) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Fund may rely on these exemptive orders in investing in ETFs. Further, under certain circumstances a Fund may be able to rely on certain provisions of the Investment Company Act to invest in shares of unaffiliated investment companies beyond the statutory limits noted above, but subject to certain other statutory restrictions. As with other investments, investments in other
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investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such investment companies. Such expenses, both at the Fund level and acquired investment company level, would include management and advisory fees, unless such fees have been waived by BlackRock. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies. Pursuant to guidance issued by the staff of the Commission, fees and expenses of money market funds used for the investment of cash collateral received in connection with loans of Fund securities are not treated as “acquired fund fees and expenses,” which are fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.
When-Issued, Delayed Delivery and Forward Commitments: Each Fund may purchase or sell money market securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date a Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of a Fund will be established with each Fund’s custodian, consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although a Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.
There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than a Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
While the types of money market securities in which the Funds invest generally are considered to have low principal risk, such securities are not completely risk free. There is a risk that issuers may fail to meet their principal and interest obligations. With respect to repurchase agreements and the lending of portfolio securities by a Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.
The Manager will consider the above factors in making investments in such obligations and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes.
The Trust, on behalf of each Fund, has adopted restrictions and policies relating to the investment of each Fund’s assets and its activities. Certain of the restrictions are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of each Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).
Set forth below are each Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of each corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.
Under the fundamental investment restrictions, each Fund may not:
(1) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks). (The Fund interprets the exclusions in this fundamental investment restriction for (i) securities issued by any state of the U.S. or any political subdivision thereof to refer solely to tax-exempt securities issued by a state or a political subdivision thereof and (ii) “instruments issued by domestic banks” in this fundamental investment
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restriction to include certificates of deposit, bankers’ acceptances and other similar obligations of U.S. branches or subsidiaries of foreign banks if the branch or subsidiary is subject to the same regulation as U.S. banks);
(2) make investments for the purpose of exercising control or management;
(3) underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in selling portfolio securities;
(4) purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;
(5) borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1⁄3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies;
(6) make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time;
(7) issue senior securities to the extent such issuance would violate applicable law;
(8) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or
(9) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.
Under the non-fundamental restrictions, each Fund may not:
(a) purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law;
(b) invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law; or
(c) change its policy of investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash, without providing shareholders with at least 60 days’ prior notice of any change in the policy.
The Trustees of the Trust have determined that each Fund will not write put or call options. This policy may be changed by the Board of Trustees.
Except with respect to restriction (5), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.
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Notwithstanding the provision of non-fundamental restriction (b), each Fund may not invest more than 5% of the value of its total assets in securities that are illiquid (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by such Fund).
Government Fund
All investments of Government Fund will be in securities with remaining maturities not exceeding 397 days (13 months), with certain exceptions. The dollar weighted average maturity of Government Fund’s portfolio will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
The types of securities in which Government Fund may invest include the following:
Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds, are issued by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. Government Fund may also invest in securities issued by U.S. Government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Manager believes that the credit risk with respect to the issuers is minimal.
In addition, the Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”), which are two-year notes issued by the U.S. Treasury. The interest rate of an FRN changes over the life of the FRN and is the sum of an index rate and a spread. The index rate of an FRN resets daily based on the highest accepted discount rate of the most recent 13-week Treasury bill at auction. The spread is a rate applied to the index rate. The spread stays the same for the life of an FRN. The spread is determined at the auction where the FRN is first offered. The spread is the highest accepted discount margin in that auction.
Repurchase Agreements and Purchase and Sale Contracts: Government Fund may invest in obligations that are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., Government Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 5% of the value of Government Fund’s total assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by Government Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral. In accordance with guidance issued by the Staff of the SEC, Government Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board of Trustees has established and periodically reviews procedures applicable to transactions involving such joint accounts.
From time to time, Government Fund also may invest in U.S. Government securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements and, with purchase and sale contracts, the purchaser receives any interest on the security paid during the period of the contract.
Reverse Repurchase Agreements: Government Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities held by Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth below.
Securities Lending: Government Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BlackRock, including to borrowers affiliated with BlackRock. The borrowers provide collateral that is
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maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of the Manager or in registered money market funds advised by the Manager or its affiliates; such investments are subject to investment risk.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by the Fund for securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. See “Portfolio Transactions and Brokerage.”
When-Issued, Delayed Delivery and Forward Commitments: Government Fund may purchase or sell U.S. Government securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by Government Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of Government Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of Government Fund will be established with State Street Bank and Trust Company, Government Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although Government Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.
There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than Government Fund’s purchase price. Government Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
“Stripped Coupon” Securities: Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.
The Trust, on behalf of Government Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of Government Fund and may not be changed without the approval of the holders of a majority of Government Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares).
Set forth below are Government Fund’s fundamental investment restrictions. Unless otherwise provided, all references below to the assets of Government Fund are in terms of current market value.
Under the fundamental investment restrictions, Government Fund may not:
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(1) purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;
(2) act as an underwriter of securities;
(3) make loans, except that Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of Government Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to Government Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies;
(4) purchase securities on margin or make short sales of securities;
(5) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.);
(6) purchase or sell real estate, except that, to the extent permitted by applicable law, Government Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;
(7) issue senior securities to the extent such issuance would violate applicable law;
(8) purchase or sell commodities or contracts on commodities, except to the extent that Government Fund may do so in accordance with applicable law and Government Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or
(9) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.
Under the non-fundamental restrictions, the Fund may not:
(a) Change its policy of investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash, without providing shareholders with at least 60 days’ prior notice of any change in the policy.
If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation. Under a non-fundamental investment restriction, which may be changed by the Board of Trustees without shareholder approval, the Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash.
The Trustees of the Trust have determined that Government Fund will not write put or call options. This policy may be changed by the Board of Trustees.
Collateral received by Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.
Treasury Fund
All investments of Treasury Fund will be in securities with remaining maturities not exceeding 397 days (13 months), with certain exceptions. The dollar weighted average maturity of Treasury Fund’s portfolio will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.
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The types of securities in which Treasury Fund may invest include the following:
Government Securities: Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury. Such securities are supported by the full faith and credit of the United States. Treasury Fund also may invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The Fund may also invest in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and repurchase agreements that are secured with collateral issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including collateral guaranteed by the FDIC. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes and certain securities guaranteed by the FDIC.
In addition, the Fund may invest in U.S. Treasury Floating Rate Notes (“FRNs”), which are two-year notes issued by the U.S. Treasury. The interest rate of an FRN changes over the life of the FRN and is the sum of an index rate and a spread. The index rate of an FRN resets daily based on the highest accepted discount rate of the most recent 13-week Treasury bill at auction. The spread is a rate applied to the index rate. The spread stays the same for the life of an FRN. The spread is determined at the auction where the FRN is first offered. The spread is the highest accepted discount margin in that auction.
When-Issued, Delayed Delivery and Forward Commitments: Treasury Fund may purchase or sell U.S. Treasury securities on a when-issued or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by Treasury Fund with payment and delivery taking place in the future to secure what is considered to be an advantageous yield and price to the Fund at the time of entering into the transaction. The purchase or sale will be recorded on the date Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of Treasury Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of Treasury Fund will be established with State Street Bank and Trust Company, Treasury Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although Treasury Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.
There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than Treasury Fund’s purchase price. Treasury Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
Securities Lending: Treasury Fund may lend portfolio securities to certain borrowers determined to be creditworthy by BlackRock, including to borrowers affiliated with BlackRock. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be invested, among other things, in a private investment company managed by an affiliate of the Manager or in registered money market funds advised by the Manager or its affiliates; such investments are subject to investment risk.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, the Fund would be subject to the risk of a
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possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments for dividends received by the Fund for securities loaned out by the Fund will not be considered qualified dividend income. The securities lending agent will take the tax effects on shareholders of this difference into account in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. See “Portfolio Transactions and Brokerage.”
The Trust, on behalf of Treasury Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of Treasury Fund and may not be changed without the approval of the holders of a majority of Treasury Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares).
Set forth below are Treasury Fund’s fundamental investment restrictions. Unless otherwise provided, all references below to the assets of Treasury Fund are in terms of current market value.
Under the fundamental investment restrictions, Treasury Fund may not:
(1) enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements;
(2) borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.);
(3) purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;
(4) act as an underwriter of securities;
(5) make loans, except that Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of Treasury Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies;
(6) purchase securities on margin or make short sales of securities;
(7) purchase or sell real estate, except that, to the extent permitted by applicable law, Treasury Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;
(8) issue senior securities to the extent such issuance would violate applicable law;
(9) purchase or sell commodities or contracts on commodities, except to the extent that Treasury Fund may do so in accordance with applicable law and Treasury Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or
(10) make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.
Under the non-fundamental restrictions, the Fund may not:
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(a) change its policy of investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, without providing shareholders with at least 60 days’ prior notice of any change in the policy.
If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.
Notwithstanding the provisions of fundamental restriction (1), Treasury Fund is limited by Rule 2a-7 under the Investment Company Act to investing no more than 5% of its total assets in repurchase agreements that mature in greater than seven days or which require more than seven days notice for termination.
The Trustees of the Trust have determined that Treasury Fund will not write put or call options. These policies may be changed by the Board of Trustees without shareholder approval.
Under a non-fundamental investment restriction, which may be changed by the Board of Trustees without shareholder approval, Treasury Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury.
Institutional Tax-Exempt Fund
Institutional Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities of other qualifying issuers, the interest from which, in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (and does not subject investors to the Federal alternative minimum tax) (“Tax-Exempt Securities”). The two principal classifications of Tax-Exempt Securities are “general obligation” and “revenue” bonds. The investment objectives of Institutional Tax-Exempt Fund described above in this paragraph are a fundamental policy of Institutional Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of Institutional Tax-Exempt Fund. There can be no assurance that the objectives of Institutional Tax-Exempt Fund will be attained.
Institutional Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (for this purpose defined to include net assets plus borrowings for investment purposes) in investments the income from which, in the opinion of counsel to the issuer, is exempt from Federal income tax or (ii) so that at least 80% of the income that it distributes will be exempt from Federal income tax. This policy requires that investments or distributions be exempt from the Federal income tax under both the regular tax rules and the Federal alternative minimum tax rules.
Institutional Tax-Exempt Fund may invest up to 20% of its assets in certain otherwise Tax-Exempt Securities that are classified as “private activity bonds,” which may subject certain investors to the Federal alternative minimum tax (“Municipal Securities”).
Institutional Tax-Exempt Fund will seek to achieve its investment objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), with certain exceptions, principally including:
(i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by Standard & Poor’s Rating Services (“S&P”) or by Fitch Ratings, Inc. (“Fitch”), or Aaa or Aa by Moody’s Investors Service, Inc. (“Moody’s”) and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above rating;
(ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG 1 or MIG 2 by Moody’s, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F1 or F2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the Trustees of the Trust, are of a quality equivalent to obligations rated MIG 1 or MIG 2 or SP-1 or SP-2 or F1 or F2;
(iii) variable rate demand notes and participations therein;
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(iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, P-1 (Prime-1) by Moody’s or their equivalents as determined by the Trustees of the Trust; and
(v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.
The dollar weighted average maturity of Institutional Tax-Exempt Fund’s portfolio will be 60 days or less and the dollar-weighted average life of all of its investments will be 120 days or less.
Institutional Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. Institutional Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of Institutional Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which Institutional Tax-Exempt Fund invests are not completely risk free, Institutional Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.
Description of Tax-Exempt Securities
Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities or Municipal Securities if the interest paid thereon is excludable from Federal income tax. Tax-Exempt Securities or Municipal Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. Institutional Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which Institutional Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, Institutional Tax-Exempt Fund may invest in variable rate demand notes and participations therein.
The two principal classifications of Tax-Exempt Securities and Municipal Securities are “general obligation” and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
Yields on Tax-Exempt Securities and Municipal Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of Institutional Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities and Municipal Securities in which Institutional Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities and Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and Municipal Securities and the obligations of the issuers of Tax-Exempt Securities or Municipal Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.
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From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Tax-Exempt Securities or Municipal Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of Institutional Tax-Exempt Fund to pay “exempt-interest” dividends would be adversely affected and Institutional Tax-Exempt Fund would reevaluate its investment objectives and policies and consider changes in its structure. See “Taxes” in this Statement of Additional Information.
Certain of the instruments in which Institutional Tax-Exempt Fund invests, including variable rate demand notes (“VRDNs”) and derivatives or synthetic municipal instruments (“Derivative Products”), effectively provide Institutional Tax-Exempt Fund with economic interests in long term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Commission rules, Institutional Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long term bonds underlying Derivative Products (the “Underlying Bonds”). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as Institutional Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of Institutional Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of Institutional Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, Institutional Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects Institutional Tax-Exempt Fund’s net asset value.
VRDNs and participation interests in VRDNs held by a financial institution (“Participating VRDNs”) are tax-exempt obligations that use a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Securities Industry and Financial Markets Association (SIFMA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. Institutional Tax-Exempt Fund’s yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, Institutional Tax-Exempt Fund’s yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.
Institutional Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which Institutional Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell (“put”) the Fund’s interest in the Underlying Bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds,” which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products,” in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships,” which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Institutional Tax-Exempt Fund may also invest in other forms of Derivative Products.
Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities and Municipal Securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of Institutional Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on the subject. Were the IRS to issue an adverse ruling, there is a risk the interest paid on such Derivative Products would be deemed taxable.
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Institutional Tax-Exempt Fund may purchase and sell Tax-Exempt Securities and Municipal Securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by Institutional Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to Institutional Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of Institutional Tax-Exempt Fund deems it appropriate to do so, Institutional Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices Institutional Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or Institutional Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. Institutional Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. Institutional Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities or Municipal Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.
Management of Institutional Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on Institutional Tax-Exempt Fund’s portfolio. However, because Institutional Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the Federal alternative minimum tax described under “Taxes—General Treatment of Fund Shareholders—Institutional Tax-Exempt Fund”). Accordingly, there may be times when Institutional Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities or Municipal Securities. Institutional Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Institutional Tax-Exempt Fund’s shareholders to issue additional shares. See “Purchase of Shares.”
As indicated under “How to Buy, Sell and Exchange Shares” in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities and Municipal Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce Institutional Tax-Exempt Fund’s yield. The Trustees will re-examine Institutional Tax-Exempt Fund’s policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on Institutional Tax-Exempt Fund’s yield; however, redemption payments will in any case be made within seven days of the date of redemption unless Institutional Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days (under certain circumstances.)
Institutional Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities and Municipal Securities with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities and Municipal Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by Institutional Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.
Institutional Tax-Exempt Fund may also invest in short-term municipal notes, VRDNs, Participating VRDNs, short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes. Institutional Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.
The performance of Institutional Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities and Municipal Securities. Such changes will affect the yield on Institutional Tax-Exempt Fund’s subsequent investments, will result in increases or decreases in the value of the obligations then held by Institutional Tax-Exempt Fund and will thereby affect the rate of return on the shares of Institutional Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of Institutional Tax-Exempt Fund. Short-term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of Institutional Tax-Exempt Fund, and while the types of short-term Tax-Exempt Securities and Municipal Securities in which Institutional Tax-Exempt Fund invests are not completely risk free, Institutional Tax-Exempt Fund believes that securities having the rating characteristics
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described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.
Purchase of Securities with Fixed Price Puts. Institutional Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “put.” Institutional Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for Institutional Tax-Exempt Fund unless the Trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Commission.
The right to put the securities to a counterparty depends on the counterparty’s ability to pay for the securities at the time the put is exercised. Institutional Tax-Exempt Fund would limit its put transactions to institutions which the Manager believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, Institutional Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between Institutional Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying Municipal Securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. Institutional Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If Institutional Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.
It also should be noted that while the market for put options in Tax-Exempt Securities to sellers of Tax-Exempt Securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to Institutional Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms Institutional Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to Institutional Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to Institutional Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. Institutional Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.
Additional Maturity and Quality Standards Applicable to Institutional Tax-Exempt Fund
As a money market fund, Institutional Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.
Short-Term Maturity Standards. In addition to the short-term maturity standards set forth above in this Statement of Additional Information, the maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before Institutional Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by Institutional Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.
Quality Standards. Institutional Tax-Exempt Fund’s portfolio investments in Tax-Exempt Securities and Municipal Securities will be limited to those obligations that are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating obligation (“NRSRO”) or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Institutional Tax-Exempt Fund’s investments in Tax-Exempt Securities and Municipal Securities (which must have
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maturities at the date of purchase of 397 days (13 months) or less, with certain exceptions) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Manager will take into account the obligation of the financial institution in assessing the quality of such instruments. Institutional Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.
The Trust, on behalf of Institutional Tax-Exempt Fund, has adopted restrictions and policies relating to the investment of Institutional Tax-Exempt Fund’s assets and its activities. Certain of the restrictions are fundamental policies of Institutional Tax-Exempt Fund and may not be changed without the approval of the holders of a majority of Institutional Tax-Exempt Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of Institutional Tax-Exempt Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent Institutional Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).
Set forth below are Institutional Tax-Exempt Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of the corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of the Institutional Tax-Exempt Fund are in terms of current market value.
Under the fundamental investment restrictions, Institutional Tax-Exempt Fund may not:
(1) purchase any securities other than Tax-Exempt Securities and Municipal Securities;
(2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities;
(3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (Institutional Tax-Exempt Fund will not purchase securities while borrowings are outstanding);
(4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by Institutional Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value;
(5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities;
(6) make investments for the purpose of exercising control or management;
(7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;
(8) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;
(9) make loans to other persons, provided that Institutional Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act;
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(10) act as an underwriter of securities, except to the extent that Institutional Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as Institutional Tax-Exempt Fund may be deemed an underwriter under the Securities Act in selling portfolio securities;
(11) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation;
(12) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;
(13) make short sales of securities or maintain a short position or invest in put, call, straddle or spread options; provided, however, that Institutional Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as described above;
(14) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks); and
(15) issue senior securities to the extent such issuance would violate applicable law.
For purposes of fundamental restriction (2) above, Institutional Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.
With respect to fundamental restriction (3), Institutional Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests that might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.
Notwithstanding fundamental restriction (5), Institutional Tax-Exempt Fund is limited by Rule 2a-7 under the Investment Company Act to investing no more than 5% of its total assets in securities for which no readily available market exists (i.e., if the securities cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund).
Under the non-fundamental restrictions, Institutional Tax-Exempt Fund may not:
(i) purchase or sell commodities or contracts on commodities, except to the extent that Institutional Tax-Exempt Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or
(ii) issue senior securities to the extent such issuance would violate applicable law.
If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.
For purposes of investment restriction (14) above, securities issued by a state, its political subdivisions or instrumentalities means tax-exempt securities issued by such entities.
Regulation Regarding Derivatives
The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
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Cyber Security Issues
With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.
Management of the Trust
Trustees and Officers
The Board consists of thirteen individuals (each, a “Trustee”), eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “Independent Trustees”). The same individuals also serve as Directors of the Master LLC. The registered investment companies advised by BlackRock or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds (the “Closed-End Complex”), two complexes of open-end funds (the “Equity-Liquidity Complex” and the “Equity-Bond Complex”) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.
The Board has overall responsibility for the oversight of the Trust and the Funds. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The role of the Chair of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.
The Board has engaged the Manager to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Funds and associated risks in accordance with the provisions of the Investment Company Act, state law, other applicable laws, the Trust’s charter, and each Fund’s investment objectives and strategies. The Board reviews, on an ongoing basis, each Fund’s performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Funds.
Day-to-day risk management with respect to the Funds is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. Each Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While
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there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of each Fund’s activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of each Fund’s compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Frank J. Fabozzi, Mark Stalnecker and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and each Fund’s Independent Registered Public Accounting Firm the performance and findings of each Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to each Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended April 30, 2015, the Audit Committee met four times.
The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Collette Chilton, Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended April 30, 2015, the Governance Committee met four times.
The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt (Chair), Rodney D. Johnson, Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third-party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning each Fund’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding each Fund’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and
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structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended April 30, 2015, the Compliance Committee met four times.
The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Collette Chilton, Frank J. Fabozzi, Mark Stalnecker and Frederick W. Winter, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, each Fund’s investment objectives, policies and practices; (2) review information on each Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of the Funds and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding changes in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended April 30, 2015, the Performance Oversight Committee met four times.
The members of the Executive Committee (the “Executive Committee”) are Dr. Matina S. Horner and Rodney D. Johnson, both of whom are Independent Trustees, and Barbara G. Novick, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended April 30, 2015, the Executive Committee held one formal meeting. The Executive Committee met informally numerous times throughout the fiscal year.
The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.
Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.
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The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.
Trustees	Experience, Qualifications and Skills
Independent Trustees
David O. Beim	David O. Beim has served for over 16 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. Mr. Beim has served as a professor of finance and economics at the Columbia University Graduate School of Business since 1991 and has taught courses on corporate finance, international banking and emerging financial markets. The Board benefits from the perspective and background gained by his almost 20 years of academic experience. He has published numerous articles and books on a range of topics, including, among others, banking and finance. In addition, Mr. Beim spent 25 years in investment banking, including starting and running the investment banking business at Bankers Trust Company.
Collette Chilton	Collette Chilton recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Ms. Chilton has over 20 years of experience in investment management. She has held the position of Chief Investment Officer of Williams College since October 2006. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy. The Board benefits from this knowledge and experience.
Frank J. Fabozzi	Frank J. Fabozzi recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Dr. Fabozzi has served for over 25 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Closed-End Complex and its predecessor funds. Dr. Fabozzi holds the designation of Chartered Financial Analyst and Certified Public Accountant. Dr. Fabozzi was inducted into the Fixed Income Analysts Society’s Hall of Fame and is the 2007 recipient of the C. Stewart Sheppard Award and the 2015 recipient of the James R. Vertin Award, both given by the CFA Institute. The Board benefits from Dr. Fabozzi’s experience as a professor and author in the field of finance. Dr. Fabozzi’s experience as a professor at various institutions, including EDHEC Business School, Yale, MIT and Princeton, as well as Dr. Fabozzi’s experience as a Professor in the Practice of Finance and Becton Fellow at the Yale University School of Management and as editor of the Journal of Portfolio Management demonstrate his wealth of expertise in the investment management and structured finance areas. Dr. Fabozzi has authored and edited numerous books and research papers on topics in management and financial econometrics, and his writings have focused on fixed-income securities and portfolio management, many of which are considered standard references in the investment management industry. Dr. Fabozzi’s long-standing service on the boards of the funds in the Closed-End Complex also provides him with an understanding of the Funds, their operations, and the business and regulatory issues facing the Funds.
Dr. Matina S. Horner	Dr. Matina S. Horner has served for over ten years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from her prior service as Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund, which provided Dr. Horner with management and corporate governance experience. In addition, Dr. Horner served as a professor in the Department of Psychology at Harvard University and served as President of Radcliffe College for 17 years. Dr. Horner also served on various public, private and non-profit boards.
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Trustees	Experience, Qualifications and Skills
Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Financial Officer of Temple University for four years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.
Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.
Joseph P. Platt	Joseph P. Platt has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years of experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.
Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States, including being a former director of PNC Bank Board and a former director of Brinks, Inc. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.
Mark Stalnecker	Mark Stalnecker recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Mr. Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.
Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable Commission rules.
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Trustees	Experience, Qualifications and Skills
Frederick W. Winter	Frederick W. Winter has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof from 1997 to 2005. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.
Interested Trustees
Barbara G. Novick	Barbara G. Novick recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Ms. Novick has extensive experience in the financial services industry, including more than 26 years with BlackRock. Ms. Novick currently is a member of BlackRock’s Global Executive, Global Operating and Corporate Risk Management Committees and chairs BlackRock’s Government Relations Steering Committee. For the first twenty years at BlackRock, Ms. Novick oversaw global business development, marketing and client service across equity, fixed income, liquidity, alternative investment and real estate products, and in her current role, heads BlackRock’s efforts globally on government relations and public policy. Prior to joining BlackRock, Ms. Novick was Vice President of the Mortgage Products Group at the First Boston Corporation and prior to that, was with Morgan Stanley. The Board benefits from Ms. Novick’s wealth of experience and long history with BlackRock and BlackRock’s management practices, investment strategies and products, which stretches back to BlackRock’s founding in 1988.
John M. Perlowski	John M. Perlowski recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Mr. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Fund Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore Funds provides the Board with the benefit of his experience with the management practices of other financial companies.

Biographical Information
Certain biographical and other information relating to the Trustees is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships.
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Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[1]
David O. Beim[3] 55 East 52nd Street New York, NY 10055 1940	Trustee	2002 to present	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 155 Portfolios	None
Collette Chilton 55 East 52nd Street New York, NY 10055 1958	Trustee	2015 to present	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 155 Portfolios	None
Frank J. Fabozzi 55 East 52nd Street New York, NY 10055 1948	Trustee	2014 to present	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	108 RICs consisting of 230 Portfolios	None
Dr. Matina S. Horner[4] 55 East 52nd Street New York, NY 10055 1939	Trustee	2007 to present	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)
Rodney D. Johnson[5] 55 East 52nd Street New York, NY 10055 1941	Trustee	2007 to present	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 155 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	2007 to present	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt[6] 55 East 52nd Street New York, NY 10055 1947	Trustee	2007 to present	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None
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Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Mark Stalnecker 55 East 52nd Street New York, NY 10055 1951	Trustee	2015 to present	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 155 Portfolios	None
Kenneth L. Urish[7] 55 East 52nd Street New York, NY 10055 1951	Trustee	2007 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None
Interested Trustees[8]
Barbara G. Novick 55 East 52nd Street New York, NY 10055 1960	President and Trustee	2015 to present	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	108 RICs consisting of 230 Portfolios	None
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Trustee and Chief Executive Officer	2015 to present (Trustee); 2010 to present (Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 328 Portfolios	None

[1]	Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Funds.
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[2]	Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the boards of other funds advised by BlackRock or its affiliates in 1988.
[3]	Chair of the Performance Oversight Committee.
[4]	Chair of the Governance Committee.
[5]	Chair of the Board.
[6]	Chair of the Compliance Committee.
[7]	Chair of the Audit Committee.
[8]	Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the Investment Company Act, of the Trust and the Master LLC based on their positions with BlackRock, Inc. and its affiliates.
Certain biographical and other information relating to the officers of the Trust is set forth below, including their address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships.
Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.	24 RICs consisting of 135 Portfolios	None
Jennifer McGovern 55 East 52nd Street New York, NY 10055 1977	Vice President	2014 to present	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2016; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.	61 RICs consisting of 253 Portfolios	None
Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	136 RICs consisting of 328 Portfolios	None
Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	136 RICs consisting of 328 Portfolios	None
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Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships
Charles Park 55 East 52nd Street New York, NY 10055 1967	Chief Compliance Officer	2014 to present	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.	141 RICs consisting of 649 Portfolios	None
Fernanda Piedra 55 East 52nd Street New York, NY 10055 1969	Anti-Money Laundering Compliance Officer	2015 to present	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.	141 RICs consisting of 649 Portfolios	None
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	2012 to present	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.	61 RICs consisting of 253 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board.
Share Ownership
Information relating to each Trustee’s share ownership in the Trust and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2015 is set forth in the chart below.
Name	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Interested Trustees:
Barbara G. Novick	None	Over $100,000
John M. Perlowski	None	Over $100,000
Independent Trustees:
David O. Beim	None	Over $100,000
Collette Chilton	None	Over $100,000
Frank J. Fabozzi[1]	None	Over $100,000
Dr. Matina S. Horner	None	Over $100,000
Rodney D. Johnson	None	Over $100,000
Cynthia A. Montgomery	None	Over $100,000
Joseph P. Platt	None	Over $100,000
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Name	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Robert C. Robb, Jr.	None	Over $100,000
Mark Stalnecker	None	Over $100,000
Kenneth L. Urish	None	Over $100,000
Frederick W. Winter	None	Over $100,000

[1]	Mr. Fabozzi participates in a deferred compensation plan within the Closed-End Complex, as a result his aggregate dollar range of equity securities and share equivalents in the Closed-End Complex is over $100,000.
As of December 14, 2015, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of the Funds. As of December 31, 2015, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Manager.
Compensation of Trustees
Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $275,000 per year for his or her services as a board member of the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $15,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a $5,000 board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Each Independent Trustee receives $10,000 per year for each standing Committee on which he or she serves for up to two standing Committee assignments but is not paid this amount for serving on a Committee which he or she chairs. The Chair of the Boards is paid an additional annual retainer of $120,000. The Chair of the Audit Committees is paid an additional annual retainer of $40,000 and the Chairs of the Compliance Committees, Governance Committees and Performance Oversight Committees are each paid an additional annual retainer of $30,000.
The following table sets forth the compensation paid to the Trustees by the Funds or Portfolios, as applicable, for the fiscal year ended April 30, 2015 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2015. With respect to the Feeder Funds, the compensation is paid by the applicable Portfolio as shown below.
Trustee	Compensation from Premier Government Institutional Portfolio	Compensation from Government Institutional Portfolio	Compensation from Government Fund	Compensation from Treasury Fund	Compensation from Institutional Tax-Exempt Portfolio	Aggregate Compensation from the Trust and other BlackRock- Advised Funds[1]
Independent Trustees:
David O. Beim[2]	$4,841	$3,794	$1,428	$1,957	$1,317	$355,000
Collette Chilton[3]	$1,117	$1,217	$418	$565	$364	$345,000
Frank J. Fabozzi	$4,737	$3,724	$1,436	$1,948	$1,329	$710,000
Ronald W. Forbes[4]	$4,202	$2,900	$1,159	$1,585	$1,096	None
Dr. Matina S. Horner[5]	$4,888	$3,841	$1,475	$2,004	$1,364	$355,000
Rodney D. Johnson[6]	$5,700	$4,536	$1,697	$2,326	$1,560	$455,000
Herbert I. London[7]	$4,737	$3,724	$1,436	$1,948	$1,329	$345,000
Ian A. MacKinnon[8]	$4,737	$3,724	$1,436	$1,948	$1,329	$251,000
Cynthia A. Montgomery.	$4,737	$3,724	$1,436	$1,948	$1,329	$345,000
Joseph P. Platt[9]	$4,888	$3,841	$1,475	$2,004	$1,364	$355,000
Robert C. Robb, Jr.	$4,737	$3,724	$1,436	$1,948	$1,329	$345,000
Toby Rosenblatt[7]	$4,737	$3,724	$1,436	$1,948	$1,329	$345,000
Mark Stalnecker[3]	$1,117	$1,217	$418	$565	$364	$345,000
Kenneth L. Urish[10]	$4,944	$3,862	$1,419	$1,966	$1,304	$355,000
Frederick W. Winter	$4,737	$3,724	$1,436	$1,948	$1,329	$345,000
Interested Trustees:
Paul L. Audet[4]	None	None	None	None	None	None
Henry Gabbay[4]	$2,298	$1,844	$664	$933	$631	None
Barbara G. Novick[3]	None	None	None	None	None	None
John M. Perlowski[11]	None	None	None	None	None	None

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[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page 24.
[2]	Chair of the Performance Oversight Committee.
[3]	Each of Ms. Chilton, Mr. Stalnecker and Ms. Novick was appointed to serve as a Trustee of the Trust and a Director of the Master LLC effective January 1, 2015.
[4]	Messrs. Audet and Gabbay resigned as Trustees of the Trust and Directors of the Master LLC and Mr. Forbes resigned as a Trustee of the Trust and a Director of the Master LLC and as Co-Chair of the Board effective December 31, 2014. Messrs. Audet and Forbes also resigned as a director or trustee of all other BlackRock-advised Funds effective December 31, 2014.
[5]	Chair of the Governance Committee.
[6]	Chair of the Board.
[7]	Messrs. London and Rosenblatt retired as Trustees of the Trust and Directors of the Master LLC effective December 31, 2015. Messrs. London and Rosenblatt also retired as a director or trustee of all other BlackRock-advised Funds effective December 31, 2015.
[8]	Mr. MacKinnon resigned as a Trustee of the Trust and a Director of the Master LLC effective May 18, 2015. Mr. MacKinnon also resigned as a director or trustee of all other BlackRock-advised Funds effective May 18, 2015.
[9]	Chair of the Compliance Committee.
[10]	Chair of the Audit Committee.
[11]	Mr. Perlowski was appointed to serve as a Trustee of the Trust and Director of the Master LLC effective September 25, 2015.
Investment Advisory Arrangements
The manager to each of the Funds or each of the corresponding Portfolios, as the case may be, is BlackRock Advisors, LLC (previously defined as “BlackRock” or the “Manager”), an indirect wholly-owned subsidiary of BlackRock, Inc., a publicly held corporation. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809 (mailing address: P.O. Box 9819, Providence, Rhode Island 02940-8019), and the principal business address of BlackRock, Inc. is 40 East 52nd Street, New York, New York 10022.
Government Fund and Treasury Fund Only
Pursuant to the terms of a separate management agreement between the Trust, on behalf of each of Government Fund and Treasury Fund (each, a “Management Agreement”), and the Manager, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, the Manager renders investment supervisory and corporate administrative services to the Funds. It is the responsibility of the Manager to make investment decisions for each Fund and to place the purchase and sale orders for the Funds’ portfolio transactions. In addition, the Manager performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund’s administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at the Manager’s expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at the Manager’s expense, with adequate office space and related services. The Manager may arrange for the provision of these administrative services and functions by the Funds’ distributor or another affiliate of BlackRock, Inc. Each Fund’s accounting records are maintained, at the Fund’s expense, by its custodian, State Street Bank and Trust Company.
As compensation for the services rendered by the Manager under the Management Agreements, each Fund pays the Manager a fee, computed daily and payable monthly, at the following annual rates:
	Management Fee Rate as a percentage of average daily net assets
Average Daily Net Assets	Government Fund	Treasury Fund
Not exceeding $500 million	0.350%	0.350%
Exceeding $500 million but not exceeding $750 million	0.335%	0.335%
Exceeding $750 million but not exceeding $1 billion	0.320%	0.320%
In excess of $1 billion	0.300%	0.300%

The Manager has contractually agreed to waive a portion of its management fee with respect to each of Government Fund and Treasury Fund so that the effective management fee rate payable to the Manager will be at an annual rate of 0.20% of the Fund’s average daily net assets through August 31, 2017. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
Each Management Agreement obligates the Manager to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees
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of the Trust who are affiliated persons of the Manager. Each Fund pays all other expenses incurred in its operation and a portion of the Trust’s general administrative expenses allocated on the basis of the asset size of the respective Fund. Expenses that will be borne directly by each Fund include trustees’ fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Fund include trustees’ fees, legal expenses, auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Fund’s distributor), Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Fund. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Fund. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.
Pursuant to the Management Agreements, BlackRock may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BlackRock, to perform investment advisory services with respect to the Funds. In addition, BlackRock may delegate certain of its investment advisory functions under the Management Agreements to one or more of its affiliates to the extent permitted by applicable law. BlackRock may terminate any or all sub-advisers or such delegation arrangements in its sole discretion at any time to the extent permitted by applicable law.
As required by the Distribution Agreement, BlackRock Investments, LLC (“BRIL” or the “Distributor”) will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.
The tables below set forth information about the total management fee paid by Government Fund and Treasury Fund to the Manager, as well as amounts waived by the Manager, for the past three fiscal years:
	Government Fund		Treasury Fund
Fiscal Year Ended April 30,	Paid to the Manager	Waived by the Manager[1]	Paid to the Manager	Waived by the Manager[1]
2015	$4,560,414	$3,828,013	$6,185,634	$6,059,558
2014	$5,352,598	$4,253,754	$8,204,989	$7,460,337
2013	$7,092,881	$3,725,732	$8,405,144	$6,252,868

[1]	The Manager has contractually agreed to waive a portion of its management fees so that the annual management fee rate for each Fund is 0.20% of the Fund’s average daily net assets through August 31, 2017. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.
Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund Only
Investment Advisory Arrangements. Each Fund invests all of its assets in shares of a corresponding Portfolio. Accordingly, a Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the corresponding Portfolio. Pursuant to the terms of a management agreement between the Master LLC, on behalf of each Portfolio, and BlackRock (the “Management Agreement”), subject to the general supervision of the Board of Directors of the Master LLC and in conformance with the stated policies of the applicable Portfolio, the Manager provides investment advisory and certain corporate administrative services to each Portfolio for fees paid at the following annual rates:
Percentage of Average Daily Net Assets
Premier Government Institutional Portfolio	0.05%
Government Institutional Portfolio	0.05%
Institutional Tax-Exempt Portfolio	0.05%

It is the responsibility of the Manager to make investment decisions for each Portfolio and to place the purchase and sale orders for the Portfolio’s portfolio transactions. The Manager is also obligated to perform certain administrative and management services for the Master LLC and is obligated to provide all office space, facilities, equipment and personnel necessary to perform its duties under the Management Agreement.
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The table below sets forth management fees paid by each Portfolio for the past three fiscal years:
	Paid to the Manager
Fiscal Year Ended April 30,	Premier Government Institutional Portfolio	Government Institutional Portfolio	Institutional Tax-Exempt Portfolio
2015	$2,543,705	$2,090,545	$ 625,674
2014	$4,174,115	$2,731,173	$ 695,107
2013	$4,247,044	$2,872,623	$1,124,463

Duration and Termination. Unless earlier terminated as described below, the Management Agreements will continue in effect from year to year if approved annually (a) by the Board of the Trust or Master LLC, as applicable, or by a majority of the outstanding shares of the Funds/Portfolios and (b) by a majority of the Trustees/Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund/Portfolio, the agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the applicable Fund/Portfolio.
Administration Arrangements. The Trust, on behalf of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund, has entered into an administration agreement (the “Administration Agreement”) with BlackRock, as administrator (in such capacity, the “Administrator”). The Administrator receives for its services to each Fund monthly compensation at the annual rate of 0.10%, 0.15%, 0.13% and 0.15% of the average daily net assets of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund, respectively.
The tables below set forth information about the total administration fee paid by each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund to the Administrator for the past three fiscal years:
	Premier Government Institutional Fund		Government Institutional Fund		Select Government Institutional Fund[2]		Institutional Tax-Exempt Fund
Fiscal Year Ended April 30,	Paid to the Administrator	Waived by the Administrator[1]	Paid to the Administrator	Waived by the Administrator[1]	Paid to the Administrator	Waived by the Administrator[1]	Paid to the Administrator	Waived by the Administrator[1]
2015	$5,086,560	$0	$2,698,056	$861,413	$3,096,451	$529,079	$1,876,935	$1,895,076
2014	$8,346,196	$0	$3,221,473	$911,544	$4,307,294	$749,245	$2,078,774	$1,859,684
2013	$8,493,944	$0	$3,570,573	$ 0	$4,374,320	$434,632	$ 3,373,416	$ 467,882

[1]	The Administrator has voluntarily agreed to waive a portion of its administration fees and/or reimburse operating expenses to enable each Fund to maintain a minimum level of daily net investment income. The Administrator may discontinue this voluntary waiver and/or reimbursement at any time without notice.
[2]	Under Select Government Institutional Fund’s Administration Agreement, in exchange for the administration fee, the Administrator has agreed to pay all of the Fund’s other ordinary expenses, other than the Fund’s pro rata portion of the Government Institutional Portfolio’s management fee payable indirectly by the Fund as an interest holder of Government Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, will be no greater than 0.18% of the Fund’s net assets.
The Administration Agreement obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees who are affiliated persons of the Administrator or any of its affiliates. Each Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and Boston Financial Data Services (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.
Unless earlier terminated as described below, the Administration Agreement will remain in effect, as to each Fund, for two years from its effective date. Thereafter, it will remain in effect, as to each Fund, from year to year if approved annually (a) by the Board of Trustees of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund, such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.
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Disclosure of Portfolio Holdings
The Board of Trustees of the Trust, the Board of Directors of the Master LLC and the Board of Directors of the Manager have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of each Fund’s portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Funds have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.
Pursuant to the Guidelines, the Trust, the Master LLC and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s or Portfolio’s portfolio characteristics and portfolio holdings. The Board of Trustees and each Board of Directors have approved the adoption by the Trust and the Master LLC, respectively, of the Guidelines, and employees of the Manager are responsible for adherence to the Guidelines. The Trust’s Board of Trustees and the Master LLC’s Board of Directors provide ongoing oversight of the Trust’s, the Master LLC’s and the Manager’s compliance with the Guidelines.
Disclosure of material non-public information (“Confidential Information”) about a Fund’s portfolio information is prohibited, except as provided in the Guidelines. Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet website, or information derived or calculated from such public sources) shall not be deemed Confidential Information.
Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so.
Portfolio Characteristics and Holdings Disclosure Schedule. Portfolio characteristics and portfolio holdings may be disclosed in accordance with the below schedule.
•	Portfolio Characteristics: Portfolio characteristics include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S, and EPS.
•	Portfolio Holdings: Portfolio holdings include, but are not limited to, issuer name, CUSIP, ticker symbol, total shares and market value for equity portfolios and issuer name, CUSIP, ticker symbol, coupon, maturity current face value and market value for fixed income portfolios. Other information that will be treated as portfolio holdings for purposes of the Guidelines includes but is not limited to quantity, SEDOL, market price, yield, WAL, duration and convexity as of a specific date. For derivatives, indicative data may also be provided, including but not limited to, pay leg, receive leg, notional amount, reset frequency, and trade counterparty. Risk related information (e.g. value at risk, standard deviation) will be treated as portfolio holdings.

33

Open-End Mutual Funds (Excluding Money Market Funds)
Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5-20 Calendar Days After Month-End	20 Calendar Days After Month-End To Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.		May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end). If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non- disclosure or confidentiality agreement and CCO approval*	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
*Global Allocation: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain portfolio characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund are available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in the Guidelines.

34

Money Market Funds
Time Periods (Calendar Days)
Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information for BlackRock Liquidity Funds, BlackRock Cash Funds, Funds For Institutions and certain BlackRock retail Funds (and any other Funds approved by portfolio management and the CCO) may be released as follows:
• Weekly portfolio holdings information released on the website at least one business day after week-end.	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily (although generally will be released T+1):
• Mark-to-market net asset value (“NAV”)
• Yields, SEC yields, WAM, current assets
• Other information as may be required by Rule 2a-7	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Asset and Return Information. Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available. Data on number of shareholders (total and by share class), and benchmark returns (including performance measures such as standard deviation, information ratio, Sharpe ratio, alpha, and beta), are generally available to shareholders, prospective shareholders, consultants, and third-party data providers as soon as such data is released after month-end.
Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trust’s Board of Trustees and Master LLC’s Board of Directors and their counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following, subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:
(i)	the preparation and posting of the Fund’s portfolio holdings and/or portfolio characteristics to its website on a more frequent basis than authorized above;
(ii)	the disclosure of the Fund’s portfolio holdings to third-party service providers not noted above; and
(iii)	the disclosure of the Fund’s portfolio holdings and/or portfolio characteristics to other parties for legitimate business purposes.
Fact Sheets and Reports
•	Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.
•	Money Market Performance Reports are available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.
Other Information. The Guidelines shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).
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Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the Investment Company Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s portfolio securities.
Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.
Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund or Portfolio portfolio holdings to the following persons or entities:
1.	Trust’s Board of Trustees, Master LLC’s Board of Directors and, if necessary, Independent Trustees’/ Directors’ counsel and Trust/Master LLC counsel.
2.	Trust’s/Master LLC’s Transfer Agent
3.	Trust’s/Master LLC’s Custodian
4.	Trust’s/Master LLC’s Administrator, if applicable.
5.	Trust’s/Master LLC’s independent registered public accounting firm.
6.	Trust’s/Master LLC’s accounting services provider
7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch
8.	Information aggregators — Markit Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN, Investment Solutions, Crane Data, and iMoneyNet
9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.
10.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates.
11.	Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet, Research Systems, Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, IBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association, Valuation Research Corporation and Murray, Devine & Co., Inc.
12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.
13.	Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund, Sterling Capital Funds, and their respective boards, sponsors, administrators and other service providers.
14.	Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers.
15.	Other —Investment Company Institute, Mizuho Asset Management Co., Ltd. and Nationwide Fund Advisors.
With respect to each such arrangement, the Trust or Master LLC has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, Master LLC, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.
The Trust, Master LLC and the Manager monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s, Master LLC’s and Manager’s Code of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Manager’s compliance personnel under the supervision of the Trust’s or Master LLC’s CCO, monitor the Manager’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Manager maintains an internal restricted list to prevent trading by the personnel of the Manager or its affiliates in securities — including securities held by a Fund/Portfolio — about which the Manager has Confidential Information. There can be no assurance, however, that the Trust’s or Master LLC’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.
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Potential Conflicts of Interest
The PNC Financial Services Group, Inc. (“PNC”) has a significant economic interest in BlackRock, Inc., the parent of BlackRock Advisors, LLC, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the Investment Company Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (referred to in this section collectively as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.
BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.
BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a
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Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached.
In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.
In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or, to the extent permitted by the Commission, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.
At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arm’s-length basis. BlackRock or its Affiliates may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.
One or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.
Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.
When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in
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connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.
Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
BlackRock may select brokers (including, without limitation, Affiliates) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.
BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that
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BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”
It is also possible that, from time to time, BlackRock or its Affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.
It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients have an investment.
BlackRock and Ace Limited (“ACE”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock will also have a less than ½ of 1% ownership interest in Re Co. BlackRock will manage the investment portfolio of Re Co, which will be held in a wholly-owned subsidiary. Re Co will participate as a reinsurer with reinsurance contracts underwritten by subsidiaries of ACE. An independent director of certain BlackRock-advised funds also serves as an independent director of ACE and has no interest or involvement in the Re Co transaction.
BlackRock and its Affiliates, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.
BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.
BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or Fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
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To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the Investment Company Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.
BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information about obtaining documents on the Commission’s website without charge may be obtained by calling the Commission at (800) SEC-0330. Each Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing to the Commission’s Public Reference Section, Washington, DC 20549-0102.
BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the Commission. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company.
In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.
In certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.
In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and
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BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.
BlackRock and its Affiliates may serve as Authorized Participants in the creation and redemption of exchange traded funds, including funds advised by Affiliates of BlackRock. BlackRock and its Affiliates may therefore be deemed to be participants in a distribution of such exchange traded funds, which could render them statutory underwriters.
A Fund’s custody arrangements may lead to potential conflicts of interest with the Manager where the Manager has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with the Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements the Manager would be required to make to the Fund. This could be viewed as having the potential to provide the Manager an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that the Manager might otherwise reimburse. However, portfolio managers of the Manager do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.
Present and future activities of BlackRock and its Affiliates, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.
Compensation to Selling Dealers
BlackRock and certain of its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock or its affiliates may compensate affiliated and unaffiliated brokers, dealers, financial institutions and industry professionals (including BlackRock, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and their affiliates) (collectively, “Service Organizations”) for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These non-distribution and service plan payments may take the form of, among other things, “due diligence” payments for a dealer’s examination of a Fund and payments for providing extra employee training and information relating to a Fund; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to a Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and setup fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock’s or its affiliates’ own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales.
The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable Financial Industry Regulatory Authority (“FINRA”) regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Merrill Lynch and/or broker-dealers under common control with such organization. The level of payments made to the Service Organizations in any year will vary and normally will not exceed 0.09% of the assets attributable to that Service Organization invested in a Fund. In
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addition, from time to time BlackRock or certain of its affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.
In lieu of payments pursuant to the foregoing, BlackRock or its affiliates may make payments to the above-named Service Organizations of an agreed-upon amount that will not exceed the amount that would have been payable pursuant to the above, and may also make similar payments to other Service Organizations.
If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.
Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.
Service Organizations may charge their clients additional fees for account-related services. Service Organizations may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Service Organization. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this Statement of Additional Information. Your Service Organization will provide you with specific information about any service fees you will be charged.
Each Fund may enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers (“Customers”) who are the beneficial owners of shares of each Fund. Such services will be provided to Customers who are the beneficial owners of such shares and are intended to supplement the services provided by a Fund’s Manager, Administrator and/or transfer agent to the Fund’s shareholders of record. In consideration for payment of a service fee on shares owned beneficially by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers’ investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. To the extent a shareholder is not associated with a Service Organization, the shareholder servicing fees will be paid to BlackRock, and BlackRock will provide services.
In addition to, rather than in lieu of, fees the Fund pays to its transfer agent, a Fund may enter into agreements with Service Organizations pursuant to which the Fund will pay a Service Organization for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (2) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial. From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits.
Portfolio Transactions and Brokerage
The value of FFI Government Fund’s aggregate holdings of the securities of its regular broker or dealers (as defined in Rule 10b-1 of the Investment Company Act) as of April 30, 2015 if any portion of such holdings were purchased during the fiscal year ended April 30, 2015 are as follows:
Regular Broker-Dealer	Debt(D)/Equity(E)	Aggregate Holdings (000’s)
Citigroup Global Markets Holdings Inc.	D	$66,000
BNP Paribas Securities Corp.	D	$60,000
Deutsche Bank Securities, Inc.	D	$50,000
Barclays Capital Inc.	D	$50,000
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Regular Broker-Dealer	Debt(D)/Equity(E)	Aggregate Holdings (000’s)
J.P. Morgan Securities Inc.	D	$40,000
Goldman Sachs & Co.	D	$34,000
Morgan Stanley & Co. Incorporated	D	$15,484

The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Manager is primarily responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved, and the provision of supplemental investment research by the firm. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreements with the Trust or Master LLC, and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Manager may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Manager generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds’ policy of investing in securities with short maturities will result in high portfolio turnover.
The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds’ portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since over-the-counter transactions are usually principal transactions, Merrill Lynch and its affiliates may not serve as the Funds’ dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act.
Net Asset Value
The principal asset of each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund is its interest in its corresponding Portfolio, which will be valued at its net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of shares of each Fund is determined daily on days that both the New York Stock Exchange (the “Exchange”) and the Federal Reserve are open for business and the bond markets are open for trading (“business day”). A business day would exclude the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day. On any business day the Exchange closes early, and/or the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early close, the time for determination of net asset value of the Funds will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any business day that the Exchange does not close early and/or the SIFMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Eastern time) for Premier Government Institutional, Government Institutional, Select Government Institutional and Government Funds, and as of 4:00 p.m. (Eastern time) for Institutional Tax-Exempt Fund and Treasury Fund.
Each Fund seeks to maintain a net asset value of $1.00 per share for purposes of purchase and redemptions and values its portfolio securities on the basis of the amortized cost method of valuation.
Under this method portfolio securities are valued at cost when purchased and thereafter a constant proportionate accretion of any discount or amortization of premium is recorded until the maturity of the security. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account.
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As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Trust’s Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for each Fund; however, there can be no assurance that a constant net asset value will be maintained for any Fund. Such procedures include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share.
Should that deviation exceed ½ of 1% for a Fund, the Trust’s Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other adverse impact to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.
Each Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life to maturity of 120 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the Investment Company Act greater than 397 days, and will limit portfolio investments, including repurchase agreements, to those instruments that the adviser or sub-adviser determines present minimal credit risks pursuant to guidelines adopted by the Trust’s Board.
Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in such shareholder’s account and any decrease in the value of a shareholder’s investment is reflected by a decrease in the number of shares in such shareholder’s account.
Dividends
All, or substantially all, of each Fund’s net income, if any, is declared as dividends daily. Dividends accrue daily and are distributed monthly in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash. Net realized capital gains, if any, will be distributed at least annually in the form of reinvestment in additional shares at net asset value or, at the shareholder’s option, paid in cash.
Each Fund’s net income for dividend purposes is determined daily. On any business day, such determination will be made immediately prior to the determination of net asset value as of 4:00 p.m. (Eastern time) for Institutional Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Eastern time) for Premier Government Institutional, Government Institutional, Select Government Institutional and Government Funds. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Eastern time) for Institutional Tax-Exempt Fund, 2:00 p.m. (Eastern time) for Treasury Fund or 5:00 p.m. (Eastern time) for Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Government Fund on any business day the Exchange does not close early, or if the Exchange closes early and/or SIFMA recommends that the securities markets close early, at such early closing time or (b) at the previous close of business on the Exchange on any day that is not a business day. Net income of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of interest accrued or discount earned (including both original issue and market discount), less the estimated expenses of the Fund (including the fee payable to BlackRock applicable to that dividend period). If an order to purchase shares of Institutional Tax-Exempt Fund is received after 12:00 Noon (Eastern time), or after 2:00 p.m. (Eastern time), for Treasury Fund and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next business day. For Premier Government Institutional, Government Institutional, Select Government Institutional or Government Funds, if an order is received after 5:00 p.m. (Eastern time) it will not become effective, and dividends will not be earned, until the next business day.
Net income of Institutional Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of Institutional Tax-Exempt Fund (including the fees payable to BlackRock applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities.
Realized gains and losses are reflected in each Fund’s net asset value and are not included in income for purposes of calculating daily dividends.
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Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund’s net asset value may fall below $1.00 per share.
Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.
Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to the Transfer Agent. To be effective with respect to a particular monthly dividend payment, such written notice must be received by the Transfer Agent at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See “Taxes.” Institutional Tax-Exempt Fund intends to pay dividends, most of which will be excludable from a shareholder’s gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well. Capital gains paid by the Funds may be taxable to shareholders at different rates depending on how long the Fund held the assets sold.
The Transfer Agent will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month’s and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.
Taxes
Federal
General. Each Fund intends to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gain which is distributed to shareholders. Each Fund intends to distribute substantially all of such income. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income that is currently eligible for taxation at a reduced tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, distributions from Institutional Tax-Exempt Fund that are derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt-interest dividends.
Each Fund is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one Fund do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series.
The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund’s net investment income, with certain adjustments, for such calendar year, plus at least 98.2% of the Fund’s capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.
For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing dividend requirements. While each Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as Institutional Tax-Exempt Fund that pays exempt-interest dividends.
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General Treatment of Fund Shareholders
Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereinafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by the Fund that are designated as exempt-interest dividends will not be subject to regular Federal income tax. The tax rate on distributions of certain dividend income and long term capital gain to non-corporate shareholders has been reduced. Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.
Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (i.e., gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Generally not later than 60 days after the close of its taxable year, each Fund will provide its shareholders with a written notice designating the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.
Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.
A loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.
If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss in proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
A 3.8% Medicare contribution tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investment) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.
Some shareholders may be subject to a 28% withholding tax on reportable dividends (“backup withholding”). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund’s knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s Federal income tax liability, provided the required information is timely provided to the IRS.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account
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holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
Interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Certain distributions designated by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder are eligible for an exemption from U.S. withholding tax. Where possible, each Fund intends to report its dividends as interest-related dividends or short-term capital gain dividends to the extent the Fund earns such income. However, depending on the circumstances, a Fund may report only some or none of such income as interest-related dividends or as short-term capital gain dividends. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports the payment as an interest-related dividend or short term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.
Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund, Government Fund and Treasury Fund. Dividends will be taxable to shareholders of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portions as may exceed a shareholder’s ratable share of the applicable Fund’s earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder’s cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gain, if any. If the amount described in (a) above were to exceed the shareholder’s cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.
Institutional Tax-Exempt Fund. Institutional Tax-Exempt Fund has elected to qualify to pay “exempt-interest” dividends as defined in Section 852(b)(5) of the Code. Under that section, if at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), Institutional Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short or long term capital gain distributions) paid by Institutional Tax-Exempt Fund that are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund’s shareholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to any of Institutional Tax-Exempt Fund’s shareholders are derived from interest income excludable from gross income for Federal income tax purposes under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a shareholder’s social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of RICs paying exempt-interest dividends, such as Institutional Tax-Exempt Fund, will not be deductible by a shareholder for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of private activity bonds, if any, held by Institutional Tax-Exempt Fund.
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All or a portion of Institutional Tax-Exempt Fund’s gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received on such shares by a shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received on such shares by a shareholder.
The Code subjects interest received on certain otherwise tax-exempt securities to the Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on certain private activity bonds issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of Institutional Tax-Exempt Fund, to the Federal alternative minimum tax. Institutional Tax-Exempt Fund may purchase such private activity bonds and will report to shareholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for Federal alternative minimum tax purposes. The Code further provides that corporations are subject to the Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by Institutional Tax-Exempt Fund, whether or not attributable to private activity bonds, will be included in adjusted current earnings, a corporate shareholder may be required to pay Federal alternative minimum tax on exempt-interest dividends paid by Institutional Tax-Exempt Fund. The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from Institutional Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only.
Other Taxes
Under present Massachusetts law, a Fund will not be subject to the Massachusetts corporate excise tax for any taxable year in which such Fund qualifies as a RIC under the Code. In the event that a Fund fails to qualify as a RIC for any taxable year, the Fund would be subject for that year to a Massachusetts corporate excise tax computed as a percentage of the Fund’s taxable net income plus a percentage of the Fund’s taxable net worth. Depending upon the extent of a Fund’s activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Fund may be subject to the tax laws of such states or localities.
The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of Institutional Tax-Exempt Fund is advised to consult his own tax adviser in that regard. Institutional Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income.
Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.
Distributor
The Trust has entered into a distribution agreement with respect to each Fund (the “Distribution Agreement”) with BRIL, an affiliate of BlackRock, Inc. Pursuant to the terms of the Distribution Agreement, BRIL serves as principal underwriter and distributor of the applicable Fund’s shares, and in that capacity makes a continuous offering of that Fund’s shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by BRIL or furnished by each for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreement. There is no sales or redemption charge. The continuance of the Distribution Agreement must be approved in the same manner as the Management Agreements, and the Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the
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Board of Trustees of the Trust or by vote of a majority of the applicable Fund’s outstanding shares on 60 days’ written notice to BRIL and by BRIL on 60 days’ written notice to the Trust.
Yield Information
Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.
The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.
The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.
Proxy Voting Policies and Procedures
The Board of Trustees of the Trust has delegated the voting of proxies for the Funds’ securities to the Manager pursuant to the Manager’s proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”). Under the BlackRock Proxy Voting Guidelines, the Manager will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. From time to time, a vote may present a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Manager, or any affiliated person of the Fund or the Manager, on the other. In such event, provided that the Manager’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Manager’s clients. If the Manager determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Manager’s Portfolio Management Group and/or the Manager’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. Copies of both the Trust’s Proxy Voting Policy and the BlackRock Proxy Voting Guidelines are attached as Appendix B. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the Commission’s website at http://www.sec.gov.
General Information
Funds For Institutions Series is a business trust organized on May 7, 1987 under the laws of Massachusetts. Effective May 4, 2009, the Trust changed its name from “Merrill Lynch Funds For Institutions Series” to “Funds For Institutions Series.” Effective January 4, 2016, FFI Premier Institutional Fund changed its name to BlackRock Premier Government Institutional Fund; FFI Institutional Fund changed its name to BlackRock Government Institutional Fund; and FFI Select Institutional Fund changed its name to BlackRock Select Government Institutional Fund. The Trust is an open-end management investment company comprised of separate series, each of which is a separate portfolio offering shares to selected groups of purchasers. The Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of beneficial
50

interest, $0.01 par value per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. The Trust is presently comprised of six series. Shareholder approval is not required for the authorization of additional series of the Trust.
At the date of this Statement of Additional Information, each Fund offers one class of shares. All shares of each Fund have equal voting rights.
Each issued and outstanding share of a series is entitled to one vote and to participate equally in dividends and distributions with respect to that series and, upon liquidation or dissolution of the series, in the net assets of such series remaining after satisfaction of outstanding liabilities. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or a change in the fundamental policies, objectives or restrictions of a series.
The obligations and liabilities of a particular series are restricted to the assets of that series and do not extend to the assets of the Trust generally. The shares of each series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. Redemption and conversion privileges are as set forth elsewhere herein and in the prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust, or of the affected series or class, as applicable.
The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the “Declaration”) is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Funds For Institutions Series” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the “Trust Property” only shall be liable. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust’s obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.
Each of Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund is a “feeder” fund that invests in a corresponding Portfolio of the Master LLC. Investors in each such Fund have an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable each such Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.
Effective June 15, 2007 the Master LLC is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will hold a meeting of its shareholders and will cast its vote as instructed by the Fund’s shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. A Fund may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.
Shares normally will be redeemed for cash upon receipt of a request in proper form, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment
51

means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.
Accounting Services Provider, Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company, 100 Summer Street, Boston, Massachusetts 02110, is each Fund’s accounting services provider, custodian and dividend disbursing agent. On a monthly basis, State Street Bank and Trust Company, as custodian, nets each Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year will not expire. Net debits at the end of a given month are added to the Fund’s custody bill and paid by the Fund.
Transfer Agent
Boston Financial Data Services, P.O. Box 8118, Boston, Massachusetts 02266, is each Fund’s transfer agent.
Distributor
BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022, is the Funds’ distributor.
Manager and Administrator
BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the manager of each Portfolio, Government Fund and Treasury Fund, and administrator to Premier Government Institutional Fund, Government Institutional Fund, Select Government Institutional Fund and Institutional Tax-Exempt Fund.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP, with offices at 200 Berkeley Street, Boston, Massachusetts 02116 serves as the Funds’ independent registered public accounting firm.
Legal Counsel
Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, is counsel for each Fund.
Shareholder Inquiries
Shareholder inquires may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.
Additional Information
The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.
Principal Shareholders
To the knowledge of the Trust, as of December 11, 2015, the following entities owned beneficially or of record 5% or more of the outstanding shares of any Fund:
Name	Address	Percentage
Premier Government Institutional Fund
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	36.28%
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Name	Address	Percentage
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	15.18%
Swinerton Incorporated	2300 Clayton Road Concord, CA 94520-2166	9.67%
CVS Health Corporation	1 CVS Drive Woonsocket, RI 02895-6146	6.75%
Maril & Co.	11270 West Park Place Milwaukee, WI 53224-3623	6.73%
Government Institutional Fund
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	23.41%
CVS Healthcare Corporation	1 CVS Drive Woonsocket, RI 02895-6146	8.57%
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	7.06%
Primecap Management Co.	225 S. Lake Avenue Pasadena, CA 91101-3010	6.19%
Select Government Institutional Fund
*Merrill Lynch, Pierce, Fenner & Smith Inc.	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	19.79%
Waterfall Eden Master Fund Ltd USA	1140 Avenue of Americas New York, NY 10036-5803	12.48%
PDL Biopharma Inc.	932 Southwood Boulevard Incline Village, NV 89451-7413	11.98%
National Guardian Life Insurance Co.	2 E. Gilman Street PO Box 1191 Madison, WI 53701-1191	6.44%
Waterfall Delta Offshore Master Fund Ltd USA	1140 Avenue of the Americas New York, NY 10036-5803	6.41%
Plains Cotton Cooperative Assn	3301 E. 50th Street Lubbock, TX 79404-4331	5.66%
Public Service Electric & Gas	PO Box 330 Newark, NJ 07101-0330	5.09%
Government Fund
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	17.90%
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	14.33%
Johns Manville Corporation	717 17th Street Denver, CO 80202-3332	8.65%
Stater Bros	P.O. Box 150 San Bernadino, CA 92402-0150	8.54%
See’s Candy Shops Incorporated	210 El Camino Real S San Francisco, CA 94080-5998	6.27%
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Treasury Fund
Name	Address	Percentage
*Merrill Lynch, Pierce, Fenner & Smith Inc.	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	46.54%
KSWO Television Company, Inc.	PO Box 548 Lawton, OK 73502-0548	9.34%
*Midland Loan Services	10851 Mastin Street Ste. 300 Overland Park, KS 66210-1690	7.85%
Institutional Tax-Exempt Fund
*Merrill Lynch, Pierce, Fenner & Smith Incorporated	4800 Deer Lake Drive East Jacksonville, FL 32246-6484	35.81%
BlackRock National Municipal Fund	100 Bellevue Parkway Wilmington, DE 19809-3700	26.12%
BlackRock Municipal Target Term Trust	100 Bellevue Parkway Wilmington, DE 19809-3700	10.44%

*Record holder that does not beneficially own the shares.
Financial Statements
The audited financial statements and notes thereto in the Funds’ and Portfolios’ Annual Report to Shareholders for the fiscal year ended April 30, 2015 (the “2015 Annual Report”) are incorporated in this SAI by reference. No other parts of the 2015 Annual Report are incorporated by reference herein. The financial statements included in the 2015 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. The unaudited financial statements and notes thereto in each Fund’s and each Portfolio’s Semi-Annual Report to Shareholders for the six-month period ended October 31, 2015 (the “2015 Semi-Annual Report”) are incorporated by reference. No other parts of the 2015 Semi-Annual Report are incorporated by reference herein. Additional copies of the 2015 Annual Report and 2015 Semi-Annual Report may be obtained at no charge by telephoning the Distributor at the telephone number appearing on the front page of this SAI.
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APPENDIX A
DESCRIPTION OF BOND RATINGS
A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Description of Moody’s Long-Term Obligation Ratings
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Hybrid Indicator (hyb)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Description of Short-Term Obligation Ratings
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings
The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.
MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Description of Moody’s Demand Obligation Ratings
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.
VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Description of Standard & Poor’s, a Division of McGraw-Hill Financial (“Standard & Poor’s”), Issue Credit Ratings
A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Long-Term Issue Credit Ratings*
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Short-Term Issue Credit Ratings
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Description of Standard & Poor’s Municipal Short-Term Note Ratings
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Standard & Poor’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales
Fitch long-term obligations rating scales are as follows:
AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Notes: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.
The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Description of Fitch’s Short-Term Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
Fitch short-term ratings are as follows:
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B
BlackRock U.S. Registered Funds
iShares by BlackRock
Open-End Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Adviser
September 28, 2015

The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.
BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund in accordance with the BlackRock Proxy Voting Guidelines.1 BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a certification from the Funds’ Chief Compliance Officer that all votes were in accordance with the BlackRock Proxy Voting Guidelines, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.
©2015 BlackRock

[1]	iShares MSCI All Peru Capped ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF and iShares MSCI ACWI Low Carbon Target ETF have separate Fund Proxy Voting Policies.

BlackRock
Global corporate governance & engagement principles
June 2014

Introduction to BlackRock
BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.
Philosophy on corporate governance
BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.
We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.
Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.
These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.
BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.
Corporate governance, engagement and voting
We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:
•	Boards and directors
•	Auditors and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters
At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.
BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.
Boards and directors
The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.
We expect the board of directors to promote and protect shareholder interests by:
•	establishing an appropriate corporate governance structure;
•	supporting and overseeing management in setting strategy;
•	ensuring the integrity of financial statements;
•	making decisions regarding mergers, acquisitions and disposals;
•	establishing appropriate executive compensation structures; and
•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.
There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.
BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:
•	current employment at the company or a subsidiary;
•	former employment within the past several years as an executive of the company;
•	providing substantial professional services to the company and/or members of the company’s management;
•	having had a substantial business relationship in the past three years;

•	having, or representing a shareholder with, a substantial shareholding in the company;
•	being an immediate family member of any of the aforementioned; and
•	interlocking directorships.
BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.
To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.
Capital structure, mergers, asset sales and other special transactions
The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.
In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.
BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits
BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.
BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.
Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
Social, ethical, and environmental issues
Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.
BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.
We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.
More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.
We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.
General corporate governance matters
BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities
Oversight
BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.
BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.
Vote execution
BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.
When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.
In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.
In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.
As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.
While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.
Conflicts management
BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:
•	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.
•	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.
•	BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.
•	BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.
•	In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.
With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.
Voting guidelines
The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.
As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.
Reporting
We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

SAI-FFIS-0116

Funds For Institutions Series
PART C. OTHER INFORMATION
Item 28.    Exhibits.
Exhibit Number		Description
1(a)	—	Declaration of Trust dated May 7, 1987 — (incorporated by reference to Exhibit 1(a) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)
(b)	—	Amendment to Declaration of Trust dated December 11, 1989 — (incorporated by reference to Exhibit 1(b) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)
(c)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 — (incorporated by reference to Exhibit 1(c) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)
(d)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated February 14, 1994 — (incorporated by reference to Exhibit 1(d) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)
(e)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated December 9, 1996 — (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on January 17, 1997)
(f)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated June 8, 1998 — (incorporated by reference to Exhibit 1(e) to Post Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 11, 1998)
(g)	—	Certification of Amendment to Declaration of Trust — (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 24, 2001)
(h)	—	Establishment and Designation of Merrill Lynch Select Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated May 24, 2007 — (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on July 16, 2007)
(i)	—	Certificate of Amendment of Establishment and Designation of Series — (incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)
(j)	—	Certificate of Name Change Amendment to Declaration of Trust — (incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)
(k)	—	Certificate of Amendment of Establishment and Designation of Series, dated December 17, 2015 — filed herewith.
2	—	Amended and Restated By-Laws of Registrant — (incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Ready Assets U.S. Treasury Money Fund (formerly known as Merrill Lynch U.S. Treasury Money Fund) (File No. 33-37537), filed on March 30, 2009).
3	—	None
4(a)	—	Investment Management Agreement between the Registrant on behalf of Merrill Lynch Treasury Fund and BlackRock Advisors, LLC dated September 29, 2006 — (incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)

Exhibit Number		Description
(b)	—	Investment Management Agreement between the Registrant on behalf of Merrill Lynch Government Fund with BlackRock Advisors, LLC dated September 29, 2006 — (incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)
5(a)	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Investments, LLC, formerly known as BlackRock Investments, Inc. — (incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Global SmallCap Fund, Inc. (File No. 33-53399), filed on October 28, 2008.)
(b)	—	Selected Dealer Agreement — (incorporated by reference to Exhibit 5(b) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)
6	—	None
7(a)	—	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company — (incorporated by reference to Exhibit 7 to Post Effective Amendment No. 10 to the Registration Statement on Form N-1A of BlackRock Maryland Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust (formerly known as Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust) (File 33-49873), filed on October 30, 2001)
(b)	—	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC, dated September 29, 2006 — (incorporated by reference to Exhibit 7(b) to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2007)
(c)	—	Supplement to Schedule A of the Administration Agreement between the Registrant and BlackRock Advisors, LLC, dated May 24, 2007 — (incorporated by reference to Exhibit 7(c) to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed November 16, 2007)
(d)	—	Amended and Restated Supplement to Schedule A between the Registrant and BlackRock Advisors, LLC, dated December 3, 2008 — (incorporated by reference to Exhibit 7(d) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)
8(a)	—	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company — (incorporated by reference to Exhibit 8(a) to Post Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on August 28, 2008)
(b)	—	Delegation Amendment to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated September 30, 2003 — (incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)
(c)	—	Amendment to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 2006 — (incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)
(d)	—	Amendment to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated June 5, 2009 — (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed on June 26, 2009)
(e)	—	Form of Third Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC — (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 41 of the Registration Statement on Form N-1A of BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust (File No. 2-96581), filed on January 26, 2015)
(f)	—	Form of Seventh Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190) filed on August 26, 2015.

Exhibit Number		Description
9	—	Opinion and Consent of Counsel — (incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190), filed November 16, 2007)
10	—	Consent of Independent Registered Public Accounting Firm — filed herewith.
11	—	None
12	—	None
13	—	None
14	—	None
15(a)	—	Code of Ethics of BlackRock Advisors, LLC — (incorporated by reference as Exhibit 15(a) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.
15(b)	—	Code of Ethics of the Trust — (incorporated by reference as Exhibit 15(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.
15(c)	—	Code of Ethics of BlackRock Investments, LLC, formerly known as BlackRock Investments, Inc. — (incorporated by reference as Exhibit 15(c) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.
16	—	Power of Attorney — (incorporated by reference to an Exhibit to Post-Effective Amendment No. 173 of the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on April 29, 2015)

Item 29.    Persons Controlled by or under Common Control with Registrant.
BlackRock Premier Government Institutional Fund is a controlling person of Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC (of which it held 100% as of December 15, 2015), BlackRock Government Institutional Fund is a controlling person of Master Government Institutional Portfolio of Master Institutional Money Market LLC (of which it held 53.88% as of December 15, 2015), BlackRock Select Government Institutional Fund is a controlling person of Master Government Institutional Portfolio of Master Institutional Money Market LLC (of which it held 46.12% as of December 15, 2015), and FFI Institutional Tax-Exempt Fund is a controlling person of Master Institutional Tax-Exempt Portfolio of Master Institutional Money Market LLC (of which it held 100% as of December 15, 2015). Master Institutional Money Market LLC is organized as a limited liability company under the laws of the state of Delaware. The Registrant is not under common control with any other person.
Item 30.    Indemnification.
Reference is made to Section 5.3 of Registrant’s Declaration of Trust.
Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.    Business and Other Connections of the Investment Adviser.
BlackRock Advisors, LLC is an indirect subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).
Item 32.    Principal Underwriters.
(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies, including the Registrant:
BBIF Government Securities Fund
BBIF Money Fund
BBIF Tax-Exempt Fund
BBIF Treasury Fund
BIF Government Securities Fund
BIF Money Fund
BIF Multi-State Municipal Series Trust
BIF Tax-Exempt Fund
BIF Treasury Fund
BlackRock Allocation Target Shares
BlackRock Balanced Capital Fund, Inc.
BlackRock Basic Value Fund, Inc.
BlackRock Bond Fund, Inc.
BlackRock California Municipal Series Trust
BlackRock Capital Appreciation Fund, Inc.
BlackRock CoRI Funds
BlackRock Emerging Markets Fund, Inc.
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Financial Institutions Series Trust
BlackRock Focus Growth Fund, Inc.
BlackRock Funds
BlackRock Funds II
BlackRock Funds III
BlackRock Global Allocation Fund, Inc.
BlackRock Global SmallCap Fund, Inc.
BlackRock Index Funds, Inc.
BlackRock Large Cap Series Funds, Inc.
BlackRock Latin America Fund, Inc.
BlackRock Liquidity Funds
BlackRock Long-Horizon Equity Fund
BlackRock Master LLC
BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Multi-State Municipal Series Trust
BlackRock Municipal Bond Fund, Inc.
BlackRock Municipal Series Trust
BlackRock Natural Resources Trust
BlackRock Pacific Fund, Inc.
BlackRock Series Fund, Inc.
BlackRock Series, Inc.
BlackRock Strategic Global Bond Fund, Inc.
BlackRock Value Opportunities Fund, Inc.
BlackRock Variable Series Funds, Inc.
FDP Series, Inc.
Funds for Institutions Series
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Managed Account Series
Master Basic Value LLC
Master Bond LLC
Master Focus Growth LLC
Master Government Securities LLC
Master Institutional Money Market LLC
Master Investment Portfolio
Master Large Cap Series LLC
Master Money LLC
Master Tax-Exempt LLC
Master Treasury LLC
Master Value Opportunities LLC
Quantitative Master Series LLC
Ready Assets Government Liquidity Fund
Ready Assets U.S.A. Government Money Fund
Ready Assets U.S. Treasury Money Fund
Retirement Series Trust
BRIL also acts as the distributor or placement agent for the following closed-end registered investment companies:
BlackRock Corporate High Yield Fund, Inc.
BlackRock Debt Strategies Fund, Inc.
BlackRock Floating Rate Income Strategies Fund, Inc.
BlackRock Health Sciences Trust
BlackRock Limited Duration Income Trust
BlackRock Preferred Partners LLC
BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address of each such person is 40 East 52nd Street, New York, New York 10022.
Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Joseph Linhares	Chairman, Chief Executive Officer and Managing Director	None
Anne Ackerley	Managing Director	None
Matthew Mallow	General Counsel and Senior Managing Director	None
Ned Montenecourt	Chief Compliance Officer and Director	None
Saurabh Pathak	Chief Financial Officer and Director	None
Robert Crothers	Chief Operating Officer	None
Brenda Sklar	Managing Director	None
Lisa Hill	Managing Director	None
Joseph Craven	Managing Director	None
Terri Slane	Director and Assistant Secretary	None
Lourdes Sanchez	Associate	None
Chris Nugent	Director	None
Michael Bishopp	Managing Director	None
John Diorio	Director	None
Robert Fairbairn	Member, Board of Managers	None
Francis Porcelli	Member, Board of Managers	None
Richard Prager	Member, Board of Managers	None
Christopher Vogel	Member, Board of Managers	None

(c) Not applicable.
Item 33.    Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:
(a) Registrant, 60 State Street, 20th Floor, Boston, Massachusetts 02109.
(b) BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).
(c) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser).
(d) State Street Bank and Trust Company, 100 Summer Street, Boston, Massachusetts 02110 (records relating to its functions as custodian, accounting services provider and dividend disbursing agent).
(e) Boston Financial Data Services, P.O. Box 8118, Boston, Massachusetts 02266 (records relating to its functions as transfer agent).
Item 34.    Management Services.
Other than as set forth under the caption “Management of the Funds — BlackRock” in the Prospectus constituting Part A of the Registration Statement and under the caption “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.
Item 35.    Undertakings.
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on January 4, 2016.
Funds For Institutions Series (Registrant)
By:	/s/ John M. Perlowski
(John M. Perlowski, Chief Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ John M. Perlowski (John M. Perlowski)	Trustee and Chief Executive Officer (Principal Executive Officer)	January 4, 2016
/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	January 4, 2016
David O. Beim* (David O. Beim)	Trustee
Collette Chilton* (Collette Chilton)	Trustee
Frank J. Fabozzi* (Frank J. Fabozzi)	Trustee
Dr. Matina S. Horner* (Dr. Matina S. Horner)	Trustee
Rodney D. Johnson* (Rodney D. Johnson)	Trustee
Cynthia A. Montgomery* (Cynthia A. Montgomery)	Trustee
Joseph P. Platt* (Joseph P. Platt)	Trustee
Robert C. Robb, Jr.* (Robert C. Robb, Jr.)	Trustee
Mark Stalnecker* (Mark Stalnecker)	Trustee
Kenneth L. Urish* (Kenneth L. Urish)	Trustee

Signature	Title	Date
Frederick W. Winter* (Frederick W. Winter)	Trustee
Barbara G. Novick* (Barbara G. Novick)	Trustee
*By: /s/ Benjamin Archibald (Benjamin Archibald, Attorney-In-Fact)		January 4, 2016

SIGNATURES
Master Institutional Money Market LLC has duly caused this Post-Effective Amendment to the Registration Statement of Funds For Institutions Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on January 4, 2016.
Master Institutional Money Market LLC
By:	/s/ John M. Perlowski
(John M. Perlowski, President and Chief Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ John M. Perlowski (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	January 4, 2016
/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	January 4, 2016
David O. Beim* (David O. Beim)	Director
Collette Chilton* (Collette Chilton)	Director
Frank J. Fabozzi* (Frank J. Fabozzi)	Director
Dr. Matina S. Horner* (Dr. Matina S. Horner)	Director
Rodney D. Johnson* (Rodney D. Johnson)	Director
Cynthia A. Montgomery* (Cynthia A. Montgomery)	Director
Joseph P. Platt* (Joseph P. Platt)	Director
Robert C. Robb, Jr.* (Robert C. Robb, Jr.)	Director
Mark Stalnecker* (Mark Stalnecker)	Director
Kenneth L. Urish* (Kenneth L. Urish)	Director
Frederick W. Winter* (Frederick W. Winter)	Director
Barbara G. Novick* (Barbara G. Novick)	Director

Signature	Title	Date
*By: /s/ Benjamin Archibald (Benjamin Archibald, Attorney-In-Fact)		January 4, 2016

EXHIBIT INDEX
Exhibits		Description
1(k)	—	Certificate of Amendment of Establishment and Designation of Series, dated December 17, 2015.
10	—	Consent of Independent Registered Public Accounting Firm.